N-2	Oct. 28, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001897540
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-23764
Document Type	N-2
Investment Company Act Registration	true
Entity Registrant Name	AOG INSTITUTIONAL FUND
Entity Address, Address Line One	11911 Freedom Drive
Entity Address, Address Line Two	Suite 730
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	703
Local Phone Number	757-8020
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	true
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A Shares	Class I Shares
Shareholder Transaction Expenses	5.75%	0.00%
Sales Load (as a percentage of offering price)

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of the Fund’s average net assets)
Management Fee(1)	1.49%	1.49%
Transaction Fee(2)	0.00%	0.00%
Other Expenses(3)	1.40%	1.40%
Acquired Fund Fees and Expenses(4)	1.64%	1.64%
Total Annual Fund Expenses Before Expense Limitation and Reimbursement	4.53%	4.53%
Less Expense Limitation and Reimbursement(5)	0.00%	0.00%
Total Annual Fund Expenses(6)	4.53%	4.53%

(1)	The Fund pays the Adviser a fee (the “Management Fee”), accrued daily and payable monthly, at the annual rate of 1.49% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), calculated before giving effect to any repurchase of shares on such date.
(2)	The Fund will not charge Shareholders a transaction fee in connection with the Fund’s repurchases of Shares.
(3)	Other Expenses are restated to reflect current fees. Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund. Other Expenses include the Fund’s organization and offering fees and expenses.
(4)	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Private Investment Funds. Generally, asset-based fees payable in connection with Private Investment Fund investments will range from 0.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically between 0%- 20% of a Private Investment Fund’s net profits annually. The “Acquired Fund Fees and Expenses” disclosed above are based on historic fee information of the Private Investment Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.”
(5)	The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Fund Operating Expenses (defined below) incurred by the Fund from exceeding 2.95% of the Fund’s average daily net assets attributable to Class A Shares and Class I Shares, respectively, until the date that is one-year from September 30, 2024 (the “Initial Term End Date”). “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Fund provided that the following expenses (“excluded expenses”) are excluded from the definition of Fund Operating Expenses: (i) any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), (ii) Nasdaq Fund Secondaries expenses, if the Fund elects to utilize Nasdaq Fund Secondaries in a given year, (iii) any acquired fund fees and expenses, (iv) short sale dividend and interest expenses, and any other interest expenses incurred by the Fund in connection with its investment activities, (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (vi) taxes, (vii) certain insurance costs, (viii) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Fund’s Portfolio Investments and other investments, (ix) non routine expenses or costs incurred by the Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations and (x) other expenditures which are capitalized in accordance with generally accepted accounting principles. In addition, the Adviser may receive from the Fund the difference between the Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will continue in effect from year to year for successive one-year terms after the Initial Term End Date unless terminated by the Board or the Adviser. The agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Fund. If the agreement is terminated by the Adviser, the effective date of such termination will be the last day of the current term.

(6)	The Total Annual Fund Expenses shown in the above table will differ from the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example

You would pay the following fees and expenses on a $1,000 investment, assuming a 5.00% annual return, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$100	$186	$273	$495
Class I	$45	$137	$229	$464

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The following summary does not purport to be complete and is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus and the Statement of Additional Information (“SAI”).

The Fund

The AOG Institutional Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company.

The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

Share Classes

The Fund currently offers Class A and Class I Shares. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. Investors should be aware that the Fund has not applied for, and consequently has not received, exemptive relief from the SEC permitting it to charge certain class-level expenses and fees attributable to the particular class being purchased. The Fund has set forth all class-specific fees and expenses which a particular share class would be obligated to pay in the “Summary of Fees and Expenses” section in this Prospectus. With the exception of any expenses or fees attributable to the class of securities of the Fund being purchased, as further set forth in the “Summary of Fees and Expenses” section in this Prospectus, there are no additional fees or expenses attributable to any class of shares of the Fund that are not applicable to all share classes, including Class A and Class I Shares. Accordingly, unless otherwise specified in the “Summary of Fees and Expenses” section in this Prospectus, all share classes will be subject to the same fees, expenses, and reimbursements within the Fund. Each Share class has different purchase restrictions and ongoing fees and expenses, as set forth in the “Summary of Fees and Expenses” section in this Prospectus, as well as different eligibility criteria associated with purchasing Shares, as set forth in the “Purchase of Shares” section of this Prospectus. Except for the applicability of the Sales Load on the Class A Shares and the differences between the intended sales channels for the Class A Shares and the Class I Shares, as set forth above, there are no differences between the share classes.

Class A Shares are available through brokerage and transactional-based accounts. Class I Shares are generally available for purchase in this offering only (1) through fee-based programs, also known as wrap accounts, that provide access to Class I Shares, (2) by endowments, foundations, pension funds and other institutional investors, (3) through participating brokers that have alternative fee arrangements with their clients to provide access to Class I Shares, (4) through certain registered investment advisers, (5) by our executive officers and trustees and their immediate family members, as well as officers and employees of AOG or other affiliates and their immediate family members, and joint venture partners, consultants and other service providers or (6) other categories of investors that the Fund names in an amendment or supplement to this prospectus. The Fund may also offer Class I Shares to certain feeder vehicles primarily created to hold its Class I Shares, which in turn offer interests in themselves to investors; the Fund expects to conduct such offerings pursuant to exceptions to registration under the Securities Act and not as a part of this offering. Such feeder vehicles may have additional costs and expenses, which would be disclosed in connection with the offering of their interests.

The only difference between Class A and Class I shares is the upfront sales load as disclosed in the “Summary of Fees and Expenses” section of this Prospectus. The Fund has not received an exemptive order from the SEC permitting it to issue multiple classes of shares and to impose asset based distribution and or service fees and early withdrawal charges. The Fund will not introduce additional differences between share classes without first obtaining an exemptive order from the SEC permitting such differences.

Repurchase Offers

The Fund has adopted a policy to provide a limited degree of liquidity to Shareholders by conducting one repurchase offer in the third calendar quarter of each year at the net asset value (“NAV”) per Share, of not less than 5% nor more than 25% of the Fund’s outstanding Shares, on the repurchase request deadline. In the repurchase offer, the Fund will offer to repurchase Shares at their NAV as determined by the Board (the “Repurchase Pricing Date”). Each repurchase offer will be for not less than 5% nor more than 25% of the Fund’s Shares outstanding, but if the amount of Shares tendered for repurchase exceeds the amount the Fund intended to repurchase, the Fund will generally repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer. See “Repurchase of Shares.” While not offered by the Fund, Shareholders may also have the opportunity for liquidity through participation in the Nasdaq Fund Secondaries Auction Process. See “—Nasdaq Fund Secondaries Auction Process.”

In addition to this minimum repurchase offer, the Fund may, in the sole discretion of the Fund’s Board, make additional written tender offers of its outstanding Shares pursuant to Rule 13e-4 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), at such times and in such amounts as the Board may determine, with such repurchases typically to occur at the end of March, June, and December of each year.

Nasdaq Fund Secondaries Auction Process	As discussed above, upon obtaining requisite Board approval, which it expects to seek 24-36 months after it commenced operations, the Fund may make its Shares available for secondary transfers on a periodic basis through an auction conducted via Nasdaq Fund Secondaries, LLC and its registered broker dealer and alternative trading system subsidiary, NFSTX, LLC (collectively, “Nasdaq Fund Secondaries”). The Fund will determine the time at which it will seek Board approval to commence the Nasdaq Fund Secondaries auction process based on the number of outstanding Shares and Shareholders, concentration of Shares among Shareholders, consultation with distribution partners, consultation with Nasdaq Fund Secondaries about the expected participation and demand in the auctions, projections from Nasdaq Fund Secondaries on the estimated auction price relative to the then-current net asset value, and data from Nasdaq Fund Secondaries about historical auctions of similarly situated funds, subject to the oversight and approval of the Board.

No fees or commissions will be charged to Shareholders to participate in the monthly auctions to offer their Shares. The Fund is responsible for payment of periodic fees to Nasdaq Fund Secondaries for participation in its monthly auction. As a result, while Shareholders will not directly pay such fees, the fees will be paid by funds from the Fund’s assets and the Shareholders will indirectly bear such expenses. The auction would seek to arrive at a single clearing price (that may be lower than the Fund’s last calculated NAV), which would determine whether and to what extent Shares may be sold. These auctions would occur on a monthly basis, subject to the Board’s approval. Auctions for Shares of the Fund will only be made available through Nasdaq Fund Secondaries and may be subject to restricted periods, including but not limited to limiting secondary transfers to certain eligible time periods or as otherwise required in order to comply with federal securities laws, rules, and regulations.

Purchase and Repurchase of Shares	Prospective investors will be able to purchase Shares daily directly from the Fund at their NAV calculated daily.

Fund Shareholders may attempt to sell their Shares through the following liquidity mechanisms:

	●	The Fund has adopted a fundamental policy to make one repurchase offer of not less than 5% and no more than 25% of outstanding Shares at the NAV of Shares in the third calendar quarter of each year.

●

The Adviser currently expects that, generally, it will recommend to the Board that each repurchase offer should apply to no more than 5% of the net assets of the Fund, although the Adviser may recommend that a greater amount be repurchased at its discretion.

●

In addition to this minimum repurchase offer, the Fund may, in the sole discretion of the Fund’s Board, make additional written tender offers of its outstanding Shares pursuant to Rule 13e-4 of the Exchange Act, at such times and in such amounts as the Board may determine, with such repurchases typically to occur at the end of March, June, and December of each year.

●

Upon obtaining requisite Board approval, which the Fund expects to seek 24-36 months after it commenced operations, Shareholders may be permitted to sell their Shares by participating in the monthly Nasdaq Fund Secondaries auction process through a market participant eligible to submit orders to Nasdaq Fund Secondaries.

Investment Minimums

The minimum initial investment in each of the Class I Shares and Class A Shares is $25,000. The minimum additional investment in each of the Class I Shares and Class A Shares is $5,000. The Adviser may waive or reduce the minimum initial and additional investment amounts in its sole discretion. Shareholders will fund their entire investment concurrent with their subscription and avoid the complexity of capital calls and distributions.

Board of Trustees	The Board is responsible for the overall management of the Fund.

Investment Adviser

Alpha Omega Group, Inc. dba AOG Wealth Management (the “Adviser”) serves as investment adviser of the Fund. The Adviser is located at 11911 Freedom Drive, Suite 730, Reston, VA 20190. As of September 30, 2024, the Adviser managed approximately $359 million in assets for individuals (including high net worth individuals), pension and profit-sharing plans, charitable organizations, and corporations and other businesses.

Investment Objective	The Fund’s investment objective is to seek to provide total return.

Investment Strategy	The Adviser will seek to achieve the Fund’s investment objective by taking a strategic investment approach similar to the “Endowment Model” utilized by many pensions, endowments and family offices. The Endowment Model was pioneered by David Swensen, Yale University’s chief investment officer, and has the following as its primary investment characteristics:

	●	Broad diversification across all asset classes;

	●	Low allocations to assets with low expected returns; and

	●	High allocations to illiquid assets such as private equity, private credit, real estate, and venture capital.

Yale University’s endowment style of investing utilizes not just the investment allocation decisions noted, but numerous strategic partnerships and access to top investment managers. Successful university endowments using the Endowment Model style of investing have allocated larger amounts to private equity, private credit, real assets, and venture capital and less to publicly traded stocks and bonds. The Adviser will look to the Endowment Model as a guide in making investment allocation decisions, rather than mimicking its investments or attempting to replicate its access to strategic partnerships or top investment managers. While the Fund’s particular strategic partnerships and relationships with investment managers may differ in terms of amount of relationships and access level from those of university endowments, the Fund nonetheless maintains strong partnerships and has broad access to investment managers that it believes will allow it to employ a comparable approach to that of the Endowment Model. Additionally, Shareholders will typically have higher liquidity needs than investors in university endowments, and as a result Shareholders should not expect the Fund’s liquidity profile to match those of a university endowment.

The Adviser will invest primarily in private and other generally less liquid alternative and non-traditional investments with limited availability, supplemented by a liquid investment allocation (collectively, “Portfolio Investments”). These non-traditional investments may target either attractive income production and/or attractive risk adjusted total returns to aggregate to produce a core alternatives solution. The liquid investment allocation will generally consist of publicly traded securities, highly liquid funds, and investments designed for the production of current income.

In general, the Fund’s Portfolio Investments are expected to include the following types of investments, both liquid and illiquid: (i) alternative investment funds, including privately offered pooled investment vehicles (“Private Investment Funds”) and publicly offered funds (“Public Investment Funds”), as well as funds that invest in private equity and/or debt and credit assets that are offered in private placements to investors that meet certain suitability standards (collectively, “Investment Funds”), (ii) direct investments in U.S. and non-U.S. equity and fixed income assets which may be substantially similar to those made by Investment Funds, including, but not limited to, notes, bonds, and asset-backed securities, which may be made in co-investment transactions with such Investment Funds; (iii) real estate investment trusts (“REITs”) and other real estate investments; (iv) energy and natural resource investments, including, but not limited to master limited partnerships (“MLPs”), oil and gas funds and other energy and natural resource funds, (v) commodity investments, including, but not limited to, commodity pools and precious metals; (vi) absolute return investments, including but not limited, to managed futures funds, hedge funds and other absolute return investment vehicles; and (vii) U.S. and non-U.S. equity investments, without limitation on an issuer’s capitalization size or specific markets or sectors.

As a registered investment company, the Fund is subject to certain regulatory restrictions in making co-investments with certain entities affiliated with the Adviser in transactions originated by it or its affiliates unless the Fund obtains an exemptive order from the Securities and Exchange Commission (“SEC”) or co-invests alongside the Adviser or its affiliates in accordance with existing regulatory guidance and the allocation policies of the Adviser and its affiliates, as applicable. However, the Fund is permitted to, and may, co-invest alongside the Adviser or its affiliates in transactions where price is the only negotiated point.

In general, the Adviser will seek to allocate the Fund’s assets to benefit from the performance of various sectors, investment styles and industries. In selecting securities for investment, the Adviser will assess the likely risks and returns of the different alternative investment opportunities and evaluate the potential correlation among the investments under consideration. The Adviser will generally seek to invest in securities whose expected risk-adjusted returns are determined to be attractive and are likely to have low correlations among each other. The Fund may also enter into short sales on equity securities that the Adviser believes will underperform the market. Short sales may be done for investment or hedging purposes.

Asset Classes and Instruments. The Fund may gain exposure to the following asset classes through investments in the instruments listed below, subject where noted to certain percentage limits:

1.	Public and Private Investment Funds:

	a)	Privately offered pooled investment vehicles and publicly offered funds, and

	b)	Funds that invest in private equity and/or private debt and credit assets that are offered to investors that meet certain suitability standards.

2.	Direct Investments:

	a)	Direct investments in U.S. and non U.S. equity and fixed income assets which may be substantially similar to those made by Investment Funds, including, but not limited to, notes, bonds, and asset-backed securities, made in co-investment transactions with such Investment Funds.

3.	Real Estate:

	a)	Publicly-traded and non-traded REITs,

	b)	Real estate funds, including real estate partnerships, and

	c)	Direct holdings of real property acquired through entities owned or controlled directly or indirectly by the Fund, including one or more entities that qualify as a REIT for federal income tax purposes such as the REIT Subsidiary.

	d)	Collateralized debt investments, commercial mortgage-backed securities, and collateralized debt obligations.

4.	Energy and Natural Resources:

	a)	MLPs,

	b)	Oil and gas funds, and

	c)	Other energy and natural resource funds.

5.	Commodities:

	a)	Commodity pools,

	b)	Commodity futures,

	c)	Commodity-linked structured notes,

	d)	Swap contracts, and

	e)	Precious metal holdings.

6.	Absolute Return Investments: Subject to percentage limits on Private Investment Funds:

	a)	Hedge funds,

	b)	Managed futures funds, and

	c)	Other absolute return investment vehicles, including registered investment companies pursuing absolute return strategies.

7.	Equities:

	a)	U.S. publicly traded equity securities,

	b)	Foreign developed market publicly traded equity securities, and

	c)	Emerging market publicly traded equity securities.

Limitations Involving Asset Classes, Industries and Investment Funds

Foreign Investments:

●	No more than 75% of the Fund’s total assets (inclusive of developed and emerging markets).

●	Emerging Markets – The Fund may not invest more than 50% of its total assets in investments in emerging markets.

Derivatives:

●	Derivative instruments in which the Fund may invest include, but are not limited to, options, futures contracts, forward futures contracts and options on futures contracts.

●	The Fund may invest in derivatives for various portfolio management purposes, including, but not limited to, reducing transaction costs, increasing overall liquidity of the Fund, gaining exposure to certain asset classes and mitigating risks.

Investment Funds: The Fund may invest in eligible asset classes and securities through exchange-traded funds (“ETFs”), closed-end funds, open-end funds (mutual funds), managed futures funds, commodity pools and other publicly and privately offered pooled investment vehicles including Private Investment Funds.

●	Generally, Investment Funds that invest predominantly in a particular asset class are considered an investment in that asset class for the purposes of the Fund’s allocation limits.

Wholly-Owned Subsidiaries: REIT Subsidiary

●	Direct real estate holdings are generally held through entities wholly-owned or controlled, directly or indirectly, by the Fund that qualify as a REIT for federal income tax purposes (a “REIT Subsidiary”).

●	The Fund may invest up to 25% of its total assets in a REIT Subsidiary subject to the overall limitation on real estate and the overall limitation on wholly-owned Subsidiaries.

Corporate Subsidiary (Domestic Private Equity/Oil & Gas)

●	Certain domestic private equity and domestic oil and gas investments may be held through one or more U.S. entities that are taxable as corporations under Subchapter C of the Code that are wholly-owned, directly or indirectly, by the Fund (a “Corporate Subsidiary”).

●	The Fund may invest up to 25% of its assets in a Corporate Subsidiary that invests in domestic oil and gas investments subject to the limitations on commodity investments and energy and natural resources investments.

●	The Fund may invest up to 25% of its assets in a Corporate Subsidiary that invests in domestic private equity.

●

Because a Corporate Subsidiary through which the Fund invests in private equity or private oil and gas investments is treated as a regular taxable corporation for U.S. federal income tax purposes, the Corporate Subsidiary will incur tax expenses. The return on investments held in a Corporate Subsidiary will be reduced by the taxes paid.

Any REIT Subsidiary or Corporate Subsidiary (collectively, “Wholly-Owned Subsidiaries”) or a subsidiary that the Fund primarily controls and that primarily engages in investment activities in securities or other assets (a “primarily controlled entity”) will comply with the provisions of the 1940 Act regarding investment policies. Any investment adviser to a Wholly-Owned Subsidiary or a primarily controlled entity will comply with the provisions of the 1940 Act relating to investment advisory agreements as if it were an investment adviser to the Fund. Each Wholly-Owned Subsidiary or a primarily controlled entity will comply with the provisions of the 1940 Act relating to affiliated transactions and custody of assets.

These allocation limits generally apply at the time of investment. Although the Adviser will seek to stay within these limits under normal circumstances, due to the illiquid nature of some of the Fund’s investments, the Adviser may not be able to do so in the event of market movements. In applying these allocation limits, the Adviser also will take into account the requirement for qualifying to be taxed as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

The Adviser may utilize fundamental, technical and other related methodologies to determine the intrinsic value of an investment. The Adviser may strategically rebalance the Fund’s investments according to current market conditions but will manage the Fund’s assets consistent with the Fund’s primary focus on long-term capital appreciation and income generation. The Adviser will manage investments using a long-term time horizon and across typical market cycles (which are estimated to last five to seven years). Generally, the Fund will sell a security if, in the judgment of the portfolio manager, the security’s total return potential has been met, the relevant issuer’s fundamentals have or may soon deteriorate, or a more attractive investment opportunity is identified.

Borrowing

The 1940 Act requires a registered investment company, including the Fund, to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time indebtedness is incurred (the “Asset Coverage Requirement”). This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the indebtedness. The Fund is authorized to borrow money in connection with its investment activities, subject to the limits of the Asset Coverage Requirement. The Fund may borrow money for investment purposes and to otherwise provide the Fund with liquidity. Specifically, the Fund is authorized to borrow money through a secured revolving line of credit agreement.

The Private Investment Funds may utilize leverage in their investment activities. However, the Private Investment Funds’ borrowings are not subject to the Asset Coverage Requirement. Therefore, the Fund

may be exposed to the risk of highly leveraged investment programs through investments in the Private Investment Funds. See “Types of Investments and Related Risk Factors- Financial Leverage.”

Management Fee

In consideration of the services provided by the Adviser to the Fund, the Fund pays the Adviser a fee (the “Management Fee”), accrued daily and payable monthly, at the annual rate of 1.49% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), calculated before giving effect to any repurchase of shares on such date.

Other Fees and Expenses

The Fund, and, therefore, Shareholders, bears all expenses incurred in the business of the Fund, including any charges, allocations and fees to which the Fund is subject as an investor in the Investment Funds. The Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of Shares. The Private Investment Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. See “Summary of Fees and Expenses.”

Risks

Investment in the Fund is speculative and involves substantial risks, including the risk of loss of a Shareholder’s entire investment. No guarantee or representation is made that the Fund will achieve its investment objective, and investment results may vary substantially from year to year. Additional risks of investing in the Fund are set forth below.

The Fund has been organized as a continuously offered, closed-end management investment company. Closed-end funds differ from open-end funds (commonly known as mutual funds) in that investors in closed-end funds do not have the right to redeem their shares on a daily basis. Unlike closed-end funds that list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future, other than the Nasdaq Fund Secondaries auction process, if the Fund chooses to make its shares available on the Nasdaq Fund Secondaries platform. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. To provide some liquidity to Shareholders, the Fund has been structured as an “interval fund” and conducts annual repurchase offers for a limited amount of the Fund’s Shares (not less than 5% and no more than 25%).

The Fund believes that an unlisted closed-end structure is most appropriate for the long-term nature of the Fund’s strategy. The Fund’s ability to hold positions through all manner of market environments is crucial. Features that interfere with this ability (such as daily redemptions permitted by open-end funds) could impair the Fund’s ability to execute its investment strategy. Accordingly, an unlisted closed-end structure helps the Fund achieve its investment objective.

Certain risk factors below discuss the risks of investing in Investment Funds.

Equity Securities Risk. When the Fund invests in equity securities, the Fund’s investments in those securities are subject to price fluctuations based on a number of reasons of issuer-specific and broader economic or international considerations. They may also decline due to factors which affect a particular industry or industries. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to the market risks described above. Common equity securities in which the Fund may invest are structurally subordinated to other instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers. In addition, dividends on common equity securities which the Fund may hold are not fixed and there is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Real Estate Securities Risks. The Fund may invest in publicly-traded and non-traded REITs or Investment Funds that hold real estate as well as invest in real estate directly through entities owned or controlled directly or indirectly by the Fund, including one or more entities that qualify as a REIT for federal income tax purposes such as a REIT Subsidiary. As a result, its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies investing in real estate is affected by, among other things: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage.

REIT Risk. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, and agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments into which the Fund or the Investment Funds enter may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate. The Fund intends to qualify as a RIC under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income and diversification of its assets. The Fund’s investments in commodities can cause challenges for the Fund to comply with these requirements because such investments are generally not qualifying assets and may not produce qualifying income.

Derivatives Risk. The Fund or certain Investment Funds may invest in different types of derivative instruments, (which may be used for hedging, speculation, or as substitutes for traditional securities) including, but not limited to, futures, forwards and options contracts. The use of such derivatives may indirectly expose the Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. Derivative risks include: (i) imperfect correlation between the changes in market value of derivatives and the securities or indices on which they are based; (ii) illiquidity under certain market conditions; (iii) trading restrictions or limitations imposed by an exchange, or government regulations that may restrict trading; and (iv) leverage, which will magnify losses. The use of derivatives by the Fund or the Investment Funds could subject the Fund to regulation by the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool requiring compliance with certain CFTC rules.

Futures and Options Risk. The Fund or certain Investment Funds may trade in futures contracts (and options on futures). Risks associated with investments in futures and options include the risk that the futures or options contract will not fully offset the underlying position and that the investments in futures and options used for risk management may not have the intended effects and may result in losses or missed opportunities. The risk of loss of money from futures contracts and options on futures contracts used for non-hedging purposes may be greater than that of investments for hedging purposes. When options are purchased over the counter, the Fund (or the Investment Funds) bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund (or the Investment Funds) may have difficulty closing out its position.

Short Sale Risk. The Fund and some Investment Funds may sell securities short. The Fund or such Investment Funds will incur a loss as a result of a short sale position if the price of the security sold short increases between the date of the short position sale and the date on which the Fund or Investment Fund purchases an offsetting position. The Fund or Investment Fund will incur borrowing and dividend expense on securities sold short. Positions in shorted securities are speculative and riskier than “long” positions (purchases) because the cost of the replacement security is unknown. The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

Master Limited Partnerships and Energy Sector Risks. The Fund may invest directly in master limited partnerships (“MLPs”) and may invest indirectly in MLPs by investing in Investment Funds that invest in MLPs. The underlying MLP will be focused in the energy sector. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no additional tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of Fund shares.

Tax Risk. The Fund faces the risk that it could fail to qualify as a RIC under Subchapter M of the Code, and the risk of changes in tax laws or regulations, or interpretations thereof, possibly with retroactive effect, which could adversely affect the Fund. The federal, state, local and foreign income and other tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, directly or through Investment Funds, the value of the Fund’s investment may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Credit Risk. There is a risk that issuers of debt securities will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities.

High Yield Securities Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. Such securities may also be subject to resale restrictions. The lack of a liquid market for these bonds could decrease the value of the high yield securities held by the Fund. Investments in high yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk. Foreign securities may be issued and traded in foreign currencies. As a result, changes in exchange rates between foreign currencies may affect their values in U.S. dollar terms. The Fund or certain Investment Funds may employ hedging techniques to minimize these risks, but there can be no assurance that the Fund or Investment Funds will, in fact, hedge currency risk or, that if the Fund or Investment Fund does, such strategies will be effective. The political, economic, and social structure of some foreign countries may be less stable and more volatile than those in the United States. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and some countries may lack uniform accounting and auditing standards. Thus, in certain situations, there may be less information publicly available about foreign companies than about most U.S. companies. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities.

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid.

Restricted and Illiquid Investments Risk. The Fund’s investments are also subject to liquidity risk, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations. The Adviser may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.

Leverage Risk. The use of leverage, such as borrowing money to purchase securities, by the Fund or certain Investment Funds will magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage via short selling and short positions in futures contracts will also magnify the Fund’s or Investment Fund’s gains or losses. Generally, the use of leverage also will cause the Fund or Investment Fund to have higher expenses (especially interest and/or short selling-related dividend expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund or Investment Fund may terminate or refuse to renew any credit facility. If the Fund or Investment Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund or Investment Fund. The Fund’s use of leverage can produce “unrelated business taxable income”, which can pose a meaningful problem for tax-exempt shareholders.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results.

Investment Funds Risk. Investment Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Accordingly, Fund shareholders may bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations or fees in the case of some Investment Funds, and other expenses at the Investment Fund level. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Investment Funds and may be higher than if the Fund invested directly in the underlying instruments. Additionally, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Adviser’s ability to select Investment Fund managers and strategies and effectively allocate Fund assets among them. Each Investment Fund is subject to its strategy-specific risks which may include leverage risk, illiquidity risk, derivatives risk and market risk. A significant portion of the Investment Funds in which the Fund may invest will likely not be subject to or registered under the 1940 Act. Such investments will not be subject to certain protections afforded to investors under the 1940 Act.

Business and Regulatory Risk. Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances (including wars, terrorist acts or security operations), may adversely affect the Fund.

REIT Subsidiary Risk. By investing through a REIT Subsidiary, the Fund is indirectly exposed to risks associated with the REIT Subsidiary’s direct investments in real estate. Because a REIT Subsidiary is not registered under the 1940 Act, the Fund, as an investor in the REIT Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States, under which the Fund and a REIT Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or the REIT Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. There can be no assurance that a REIT Subsidiary’s qualification as a REIT for federal income tax purposes can be continued. If a REIT Subsidiary fails to so qualify, it will be subject to tax on its taxable income at regular corporate rates.

Corporate Subsidiary Risk. By investing through a Corporate Subsidiary, the Fund is indirectly exposed to risks associated with a Corporate Subsidiary’s direct investments in private equity. Because a Corporate Subsidiary is not registered under the 1940 Act, the Fund, as an investor in the Corporate Subsidiary, will not have the protections offered to investors of registered investment companies.

Changes in the laws of the United States or other jurisdiction, such as Delaware, under which the Fund and a Corporate Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or the Corporate Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. As the Fund intends to qualify as a RIC, dividends received by the Fund from a Corporate Subsidiary and distributed to its shareholders will not be subject to U.S. federal income taxes at the Fund level, however, the Corporate Subsidiary will generally be subject to federal, state, and local income taxes on its income, including any income the Corporate Subsidiary may recognize on the sale of an interest in private equity or private oil and gas funds that it holds. As a result, the net return to the Fund on such investments that are held by the Corporate Subsidiary will be reduced to the extent that the subsidiary is subject to income taxes. Additionally, in calculating its daily net asset value in accordance with generally accepted accounting principles, the Fund will account for the deferred tax liability and/or asset balances of the Corporate Subsidiary. Any Corporate Subsidiary used by the Fund will accrue a deferred income tax liability balance, at the current maximum statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by it on equity securities considered to be return of capital. Upon a Corporate Subsidiary’s sale of a portfolio security, such Corporate Subsidiary will be liable for previously deferred taxes. Any deferred tax liability balance of a Corporate Subsidiary will reduce the Fund’s NAV.

Private Investment Funds. The managers of the Private Investment Funds in which the Fund may invest may have relatively short track records and may rely on a limited number of key personnel. The portfolio companies in which the Private Investment Funds may invest also have no, or relatively short, operating histories, may face substantial competitive pressures from larger companies, and may also rely on a limited number of key personnel. The Fund will not necessarily have the opportunity to evaluate the information that a Private Investment Fund uses in making investment decisions.

Multiple Levels of Expense. Shareholders will pay the fees and expenses of the Fund and will bear the fees, expenses and carried interest (if any) of the Investment Funds in which the Fund invests. This will result in greater expense to the Shareholders than if such fees, expenses and, as applicable, carried interest were not charged by the Fund and the Investment Funds.

Operating Deficits. The expenses of operating the Fund (including the Management Fee payable to the Adviser by the Fund) are likely, especially in the early years, to exceed the Fund’s income and gain, thereby requiring that the difference be paid out of Fund assets. See “Summary of Fees and Expenses” below for additional information on Fund fees and expenses and the agreement limiting certain Fund expenses.

Limited Operating History. The Fund has a limited operating history upon which potential investors can evaluate its likely performance. In addition, the Fund may not be able to raise a sufficient level of assets to support their operations, in which case the Adviser may determine to discontinue operating the Fund and liquidate the Fund’s assets.

Repurchase Offers; Limited Liquidity. The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to provide a limited degree of liquidity to Shareholders by conducting one repurchase offer in the third calendar quarter of each year at the NAV per Share, of not less than 5% and no more than 25% of the Fund’s outstanding Shares, on the repurchase request deadline. Pursuant to this policy, the Fund will offer to purchase only a small amount of its Shares each year, and there is no guarantee that Shareholders will be able to sell all of their Shares that they desire to sell in any particular repurchase offer. Investors should understand that, unlike many other interval funds which conduct repurchase offers on a quarterly basis, the fundamental policy adopted by the Fund requires it to conduct repurchase offerings only annually, in the third calendar quarter of each year, and as a result investors in the Fund face greater constraints on liquidity than do investors in other interval funds. In addition to this minimum repurchase offer, the Fund may, in the sole discretion of the Fund’s Board, make additional written tender offers of its outstanding Shares pursuant to Rule 13e-4 of the Exchange Act, at such times and in such amounts as the Board may determine, with such repurchases typically to occur at the end of March, June, and December of each year. Repurchase offers may not eliminate any discount at which Shares are offered on the Nasdaq Fund Secondaries platform.

Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. Investors should understand there is likely to be little or no willingness on the Board’s part to move to the 25% level in connection with any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased. The NAV of the Fund’s Shares tendered in a repurchase offer may decline between the repurchase request deadline and the date on which the NAV for tendered Shares is determined. In addition, the repurchase of Shares by the Fund will be a taxable event to Shareholders, potentially even to Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “U.S. Federal Income Tax Matters.”

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity by the Fund will only be provided through repurchase offers made annually by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase. If the Fund incurs indebtedness to satisfy repurchase obligations, the Fund’s indebtedness and debt service obligations thereunder will impact the remaining Shareholders’ investment in the Fund.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable by the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the amount of Shares that are tendered by Shareholders generally will not be determined until as many as fourteen (14) days after the repurchase offer terminates. Thus, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares.

Auction Risk. There can be no guarantee that the Nasdaq Fund Secondaries auction process will function as intended or that there will be sufficient investor demand to support regular monthly auctions, and also no guarantee that the Fund will utilize the Nasdaq Fund Secondaries auction process. Even if the Nasdaq Fund Secondaries auction process is operationally functional, Shareholders may be unable to sell their Shares at the price they desire or at any price at all. It is likely that Shares sold at auction will receive a price that is less than the Fund’s most recently calculated NAV, and depending on buy side interest in a particular auction, the price could be substantially below NAV.

Availability of Suitable Investments. Changes in various factors (including, among other factors, the interest rate environment, inflation, general economic conditions, securities market conditions, competition from other investors, tax burdens, foreign exchange rates and foreign political upheaval or instability) may adversely affect the availability of attractive investment opportunities for the Fund. Accordingly, there can be no assurances that the Fund will be able to invest fully or that suitable investment opportunities will be available.

Economic Environment. If market conditions deteriorate, the level of attractive investment opportunities for the Fund and the Investment Funds may decline from the Adviser’s current expectations. It is possible that the Fund and the Investment Funds may take a longer than anticipated time to invest capital, and as a result, for some period of time, the Fund may be relatively concentrated in a limited number of investments. Further, the Fund and the Investment Funds may experience increased difficulty exiting an existing investment if a need for liquidity arises. Certain investments may be liquidated at a lower price than the Adviser believes reflects the asset’s fair value.

Diverse Shareholders. The Shareholders in the Fund may include persons or entities located in various jurisdictions that may have conflicting investment, tax and other interests with respect to their investments in the Fund. As a result, conflicts of interest may arise in connection with decisions made by the Adviser that may be more beneficial for one type of Shareholder than for another type of Shareholder.

General Economic and Market Risk. Through its Portfolio Investments, the Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Illiquidity of Investments. An investor’s participation in the Fund requires a long-term commitment, with no certainty of return. The Fund’s investments in Private Investment Funds and most of the portfolio investments of such Private Investment Funds will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale. The Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Difficulty of Valuing the Fund’s Investments. Generally, there will be no readily available market for the Fund’s investments and, hence, the valuation of the Fund’s investments is difficult and not without uncertainty and may not necessarily reflect the valuation of any such investment’s underlying assets. The Adviser may face a conflict of interest in valuing investments that lack a readily accessible market value as the value of the assets held by the Fund will affect the compensation of the Adviser.

Inability to Meet Investment Objective or Investment Strategy. The Adviser may not be able to purchase Portfolio Investments, and the Investment Funds may not have the opportunity to select, develop and invest in opportunities, for reasons beyond their control. In addition, as the number of funds managed by the Adviser increases, the portion of an investment opportunity allocated to any one fund (including the Fund) may decrease.

Performance of Investments. The performance of each Investment Fund will be affected by the performance of each of such Investment Fund’s underlying investments. Many factors will contribute to the performance of each such investment. In addition, the performance of the Investment Funds is difficult to measure and therefore such measurements may not be as reliable as performance information for other investment products.

Leverage. To the extent the Fund borrows money or otherwise leverages its investments, the favorable and unfavorable effects of price movements in the Fund’s investments will be magnified. In addition, the portfolio investments of the Investment Funds in which the Fund may invest, and, thus, such Investment Funds, are expected to employ or involve significant leverage and/or credit risk. Other investments in which the Fund may participate directly or indirectly, such as distressed securities and other special situations, may also involve exposure to interest-rate or credit risk.

Control of Portfolio Companies. A Private Investment Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests that could expose it to liabilities not normally associated with minority equity investments.

Reliance on Management. All decisions with respect to the management of the Fund will be made by the Adviser who, among other things, will select the investments of the Fund. The managers and general partners of the Investment Funds selected by the Adviser will in turn make all decisions with respect to the assets invested in such Investment Funds. The success of the Fund will be dependent upon, among other things, the financial judgment and abilities of the Adviser and the managers and general partners of the Investment Funds and their affiliates. Of course, past performance of the Adviser and the managers or general partners of the Investment Funds is not a guarantee of future results.

Possibility of Fraud and Other Misconduct. The Investment Funds could divert or abscond with the Fund’s assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct, resulting in losses to the Fund. Such misconduct is very difficult or impossible to detect and may not come to light until substantial losses have been incurred.

Foreign Investments. The Fund may invest in Investment Funds that have portfolio investments outside of the United States. Risks of non-U.S. investing may include, in general, risks relating to (i) currency exchange matters, (ii) differences between the U.S. and foreign securities markets, (iii) certain economic and political factors and (iv) the possible imposition of foreign taxes on income and gain recognized with respect to such securities.

Distressed, Special Situations and Venture Investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition.

Market Disruption Risk and Terrorism Risk. The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Fund or an Investment Fund invests may result in a liability far in excess of available insurance coverage. The Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Fund.

Investment and Repatriation Restrictions. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. The risks relating to investments in non-U.S. securities may be heightened, for example, with respect to the possibility of nationalization or expropriation and limits on trade and foreign direct investment. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. Even where permitted, direct investments in certain companies may require significant government approvals and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions. These measures could adversely affect the returns associated with certain investments of the Fund.

Competition. The business of investing in private markets opportunities is highly competitive, and successfully sourcing investments can be problematic given the high level of investor demand some investment opportunities receive. Moreover, the identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There are no assurances that the Fund will be able to invest fully its assets or that suitable investment opportunities will be available.

Faster Drawdown of Capital Commitments. There is no limit on the speed at which the Fund may draw down capital commitments. In addition, because the Fund may acquire interests in Investment Funds that are partially or fully invested, the Fund may have a faster capital commitment drawdown rate than funds focused exclusively on other types of investments.

Cybersecurity Risk. The failure in cybersecurity systems, as well as the occurrence of events unanticipated in disaster recovery systems and management continuity planning could impair the ability of the Fund to conduct business effectively. Such events could also have an adverse effect on the Investment Funds or their respective managers.

The Fund will depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, computer systems could be subject to cyberattacks and unauthorized access. Like other companies, the Adviser or the managers of the Investment Funds may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, their computer systems and networks, or otherwise cause interruptions or malfunctions in their operations or the operations of the Fund or the Investment Funds, which could result in reputational damage, financial losses, litigation, increased costs, and/or regulatory penalties.

Third parties with which the Fund will do business may also be sources of cybersecurity or other technological risks.

Lack of Regulatory Oversight. The 1940 Act provides certain protections to investors and imposes certain restrictions on registered investment companies, none of which will be applicable to the Fund’s investments in Private Investment Funds.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Fund’s investments may adversely affect such investments. Certain Investment Funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent Investment Funds or the Fund from making certain investments that they otherwise would make. Other regulations may require the Investment Funds or the Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

The Fund, the Adviser, and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. Some of this evolution may be directed at the private fund industry in general or certain segments of the industry, and may result in scrutiny or claims against the Fund, the Adviser, or their affiliates directly for actions taken or not taken by the Fund or the Adviser. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some Portfolio Investments unavailable to the Fund. The effect on the Fund, the Adviser, or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse.

It is impossible to predict what, if any, changes in the regulations applicable to the Fund or the Investment Funds may be instituted in the future. Any such regulation could have a material adverse impact on the profit potential of the Fund or the Investment Funds.

Enhanced Scrutiny and Potential Regulation of the Private Investment Partnership Industry and the Financial Services Industry. The Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations, is based on laws and regulations that are subject to change through legislative, judicial, and/or administrative action. Future legislative, judicial, and/or administrative action could adversely affect the Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations.

On July 21, 2010, President Obama signed into law the U.S. Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Among other effects, the Dodd-Frank Act imposed increased recordkeeping and reporting obligations on the Adviser and on the managers of the Private Investment Funds. While the Dodd-Frank Act subjects such records and reports to certain confidentiality provisions and provides an exemption from the U.S. Freedom of Information Act (“FOIA”), no assurance can be given that the mandated disclosure of records or reports to the SEC or other governmental entities will not have a significant negative impact on the Fund or the Adviser. It is possible that the increased regulatory burden, along with the corresponding increase in compliance costs, may cause some sponsors of Private Investment Funds to exit the private fund industry, thereby decreasing the pool of eligible funds for investments.

In light of the heightened regulatory environment in which the Fund and the Adviser operate and the ever-increasing regulations applicable to Private Investment Funds and their investment advisors, it has become increasingly expensive and time-consuming for the Fund, the Adviser, and their affiliates to comply with such regulatory reporting and compliance-related obligations. Furthermore, various federal, state, and local agencies have been examining the role of placement agents, finders, and other similar service providers in the context of investment by public pension plans and other similar entities, including investigations and requests for information. The Adviser may be required to provide certain information regarding investors in the Fund to regulatory agencies and bodies in order to comply with applicable laws and regulations. There can be no assurance that any of the foregoing will not have an adverse impact on the Adviser or otherwise impede the Fund’s ability to effectively achieve its investment objectives.

Investment Banking and Other Fees. The manager of an Investment Fund may receive the economic benefit of certain fees from its portfolio companies for investment banking services and in connection with unconsummated transactions (e.g., topping, break-up, monitoring, directors’, organizational and set-up fees, and financial advisory fees).

Material, Non-Public Information. Managers of the Investment Funds may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities. An Investment Fund would not be free to act upon any such information. Due to these restrictions, an Investment Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell a portfolio investment that it might otherwise have sold.

Constraints of Confidentiality Agreements. In the course of its investment process, the Fund and/or the Adviser may be required to enter into confidentiality agreements with current or potential Private Investment Funds, portfolio companies and other counterparties that would prohibit the Fund and/or its affiliates from publicly disclosing sensitive information relating to certain investment opportunities. These arrangements could result in liabilities for the Fund. The Fund may choose, but is not required, to decline such investment opportunities in order to avoid the risk of exposing the Fund to such liability. As a result, the Fund’s investment flexibility may be constrained by these concerns, which may affect the Adviser’s ability to broaden the Fund’s investment portfolios and attain the diversification it would otherwise prefer.

Risks Related to Electronic Communication. The Fund may provide to Shareholders statements, reports and other communications relating to the Fund and/or their Shares in electronic form, such as email or via a password protected website (“Electronic Communications”). Electronic Communications may be modified, corrupted, or contain viruses or malicious code, and may not be compatible with a Shareholder’s electronic system. In addition, reliance on Electronic Communications involves the risk of inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent receipt of reports or other information by the Shareholders.

Failure to Make Capital Contributions. Typically, under its investment documentation or partnership agreement, a Private Investment Fund may seek damages from an investor (such as the Fund) or impose upon the investor substantial penalties, such as the forfeiture of a substantial portion (e.g., 50% or more) of its investment in such Private Investment Fund, if the investor fails to contribute a required installment of its capital commitment. A Private Investment Fund may be unable to make planned investments if any of its investors fails to make required capital contributions, and may itself become subject to damages for breach of contract in respect of a planned investment. Accordingly, failure to make planned investments may adversely affect the value of the Fund’s investment in a Private Investment Fund and accordingly the value of an investment in the Fund.

Tax Risks. Investment in the Fund involves numerous tax risks. Please see “Types of Investment and Related Risks – Tax Risks” for a discussion of some of these risks. The Adviser intends to comply at all times with the applicable provisions of the Code necessary for the Fund to elect and thereafter maintain its tax classification as a RIC under the Code. However, if for any reason the Fund should lose its classification as a RIC, such loss could produce adverse tax consequences.

Key Personnel. The performance of the Fund will depend in significant part upon the skill and expertise of the key personnel of the Adviser and may be affected by key individuals joining or leaving the Adviser and its affiliates. The loss of one or more of the Fund’s key personnel could have a material adverse effect on the performance of the Fund. In addition, the performance of the Investment Funds will depend in significant part upon the skill and expertise of the key personnel of the Investment Fund’s managers. The loss of one or more key personnel could have a material adverse effect on the performance of the Investment Funds, and thus of the Fund.

Potential Conflicts of Interest. The Adviser and its affiliates engage in various financial, advisory and investment activities. Such relationships and services may give rise to potential conflicts with the interests of the Fund and its Shareholders. Conflicts of interest described or contemplated herein and such other conflicts of interest that may arise from time to time will be resolved in the sole discretion of the Adviser. There can be no assurance that any actual or potential conflicts of interest will not adversely affect the Fund and the performance of the Fund, including, without limitation, the following:

Client Relationships. The Adviser and its affiliates have long-term relationships and provide investment advisory and other services to many clients. The Adviser may face conflicts of interest between activities or services performed for the Fund, on the one hand, and other clients on the other hand. In addition, the Adviser and its affiliates also have long-term relationships with a significant number of corporations and their respective senior managers, as well as with investors who may invest or may have invested in Investment Funds and their underlying portfolio companies.

In addition, members of affiliates of the Adviser may also serve on the advisory boards of Private Investment Funds and their affiliated fund, on the boards of entities that serve as the managers or advisers of the Private Investment Funds, or on the boards of operating companies, including Private

Investment Funds or their affiliates. These and other similar relationships may raise conflicts between the Fund and other parties and may not be resolved in favor of the Fund.

Allocation of Investment Opportunities; Failure to Obtain and Limitations of Exemptive Relief. The Adviser and its affiliates intend to establish subsequent funds that invest or will invest pursuant to the same investment strategy as the Fund. Although the Adviser will use reasonable efforts to assure that investment opportunities appropriate for both the Fund and one or more of its other funds are allocated among the accounts of the Adviser (including the Fund and any other funds) on a basis that, over time, is fair and equitable, the Fund (i) will not have exclusive rights to any investment opportunities in relation to the rights of such funds and (iii) will not be entitled to any specific pro rata investment rights in relation to such funds or separate accounts.

Investment Techniques. The Adviser and its affiliates will utilize various investments and investment techniques in the pursuit of the Fund’s investment strategy. Some such investments or investment techniques may potentially give rise to conflicts of interests in relation to the Adviser’s selection of investments or use of techniques (such as leverage) that have the effect of increasing the Adviser’s compensation.

Currency Hedging. The Fund may engage in certain swap transactions intended to capture currency premia; such swaps may employ forward foreign currency contracts and other underlying derivatives. These transactions can be expensive and have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments. Furthermore, the ability to successfully use these transactions may depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. In addition, the use of such transactions may result in the Fund incurring losses as a result of matters beyond its control.

Derivatives Transactions. The Fund may utilize swaps, which are a type of derivative. Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Derivatives can be volatile instruments and involve risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. The primary risk of derivatives is that changes in the market value of securities or assets and of derivatives relating to those securities or assets may not correlate perfectly. In addition, there may not be a liquid market for the Fund to sell a derivative that could result in difficulty closing the position. Certain derivatives can magnify the extent of losses incurred by the Fund due to changes in market value of the securities to which they relate. Some derivative instruments, such as those traded over the counter, are also subject to counterparty credit risk (please see “Counterparty Risk” below). While the use of derivatives may be advantageous to the Fund, if the Fund is not successful in employing them, the Fund’s performance may be worse than if it did not make such investments. The success of a hedging strategy using derivatives may depend on the Adviser’s ability to predict movements in the prices of the underlying securities, fluctuations in markets and movements in interest rates, and there can be no assurance that the Adviser will be effective in making such predictions. Suitable derivatives transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to risks when doing so would be beneficial.

Counterparty Risk. Counterparty risk is the risk that a loss is sustained as a result of the failure of a counterparty to comply with the terms of a contract. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the contract in a bankruptcy or other reorganization proceeding.

Calculation of Net Asset Value

The Private Investment Funds invest a large percentage of their assets in certain securities and other financial instruments that do not have readily ascertainable market prices and will be valued by the respective Private Investment Fund managers. Although procedures approved by the Board provide that the valuations determined by the Private Investment Fund managers will be reviewed by the Adviser, neither the Adviser nor the Board are able to confirm independently the accuracy of the Private Investment Fund managers’ valuations (which are unaudited, except at year-end). Accordingly, the Fund generally relies on such valuations, which generally are provided on a quarterly basis, even in instances where a Private Investment Fund manager may have a conflict of interest in valuing the securities because the value of the securities will affect the Private Investment Fund manager’s compensation. Furthermore, the Private Investment Funds typically provide the Adviser with only estimated net asset values or other valuation information, and such data is subject to revision through the end of each Private Investment Fund’s annual audit.

Conflicts of Interest

The Adviser, the Investment Fund managers and their respective affiliates may conduct investment activities for their own accounts and other accounts they manage that may give rise to conflicts of interest that may be disadvantageous to the Fund. Investment decisions for the Fund are made independently of such other accounts. If, however, the Fund desires to invest in, or withdraw from, the same Investment Fund as another account of the Adviser, the opportunity will be allocated fairly, reasonably and equitably in accordance with the Adviser’s allocation policies and procedures.

The Adviser may compensate, from its own resources, certain third-party broker-dealers, other industry professionals and their affiliates (“financial intermediaries”) in connection with the distribution of Shares in the Fund or for their ongoing servicing of Shares acquired by their clients. Such compensation may take various forms, including a fixed fee, a fee determined by a formula that takes into account the amount of client assets invested in the Fund, the timing of investment or the overall NAV of the Fund, or a fee determined in some other method by negotiation between the Adviser and such financial intermediaries. Each financial intermediary also may charge investors, at the financial intermediary’s discretion, a placement fee based on the purchase price of Fund Shares purchased by the investor. All or a portion of such compensation may be paid by a financial intermediary to the financial advisory personnel involved in the sale of Shares. As a result of the various payments that financial intermediaries may receive from investors and the Adviser, the amount of compensation that a financial intermediary may receive in connection with the sale of Shares in the Fund may be greater than the compensation it may receive for the distribution of other investment products. This difference in compensation may create an incentive for a financial intermediary to recommend the Fund over another investment product.

Eligible Investors	Each prospective investor in the Fund will be required to certify to the Fund that the Shares are being acquired for the account of an “accredited investor” as defined in Rule 501(a) of Regulation D promulgated under the Securities Act. Investors who are “accredited investors” are referred to in this Prospectus as “Eligible Investors.”

Plan of Distribution

All subscription payments will be placed in an account held by Ultimus Fund Solutions, LLC (“Ultimus”), acting as the transfer agent, in trust for the subscribers’ benefit, pending release to the Fund. Subscriptions will be effective only upon the Fund’s acceptance, and the Fund reserves the right to reject any subscription in whole or in part, for any reason or no reason, in its sole and absolute discretion. Shares will be sold only to Eligible Investors, will not be listed on any national securities exchange and are not available in certificated form.

UMB Distribution Services, LLC (the “Distributor”) acts as the principal distributor for the Shares on a best-efforts basis. See “Distributor.”

Distribution Policy

The Fund expects that dividends will be paid on the Shares in amounts representing substantially all of the net investment income, if any, earned each year. Payments on the Shares may vary in amount depending on investment income received and expenses of operation; however, in order to qualify as a RIC and avoid significant income and excise taxes, substantially all of the net investment income of the Fund and any net capital gain realized by the Fund will be distributed to Shareholders at least annually.

A Shareholder’s dividends and capital gain distributions will be automatically reinvested if the Shareholder does not instruct the Fund otherwise. A Shareholder who elects not to reinvest will receive both dividends and capital gain distributions in cash. The Fund may limit the extent to which any distributions that are returns of capital may be reinvested in the Fund.

The Fund reserves the right to suspend at any time the ability of Shareholders to reinvest distributions and to require Shareholders to receive all distributions in cash, or to limit the maximum amount that may be reinvested, either as a dollar amount or as a percentage of distributions. The Fund may determine to do so if, for example, the amount being reinvested by Shareholders exceeds the available investment opportunities that the Adviser considers suitable for the Fund.

Dividend Reinvestment Policy

The Fund operates under a dividend reinvestment policy (“DRP”) administered by Ultimus. Pursuant to the DRP, the Fund’s income dividends or capital gains or other distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund.

DRP participation is not automatic. Shareholders must affirmatively elect on a Subscription Agreement to participate in the DRP. Shareholders who elect not to participate in the DRP will receive all distributions in cash paid to the Shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). Under the DRP, the Fund’s distributions to Shareholders are reinvested in full and fractional shares. See “Distribution Policy—Dividend Reinvestment Policy.”

Description of Capital Structure and Shares

The Fund’s Declaration of Trust (the “Declaration of Trust”) authorizes the issuance of an unlimited number of full and fractional Shares of the Fund, each of which represents an equal proportionate interest in the Fund with each other Share. Currently, the Fund offers two classes of Shares, as described in “Share Classes” above. Investors should be aware that the Fund has not applied for, and consequently has not received, exemptive relief from the SEC permitting it to charge certain class-level expenses and fees attributable to the particular class being purchased. The Fund has set forth all class-specific fees and expenses which a particular share class would be obligated to pay in the “Summary of Fees and Expenses” section in this Prospectus. With the exception of any expenses or fees attributable to the class of securities of the Fund being purchased, as further set forth in the “Summary of Fees and Expenses” section in this Prospectus, there are no additional fees or expenses attributable to any class of shares of the Fund that are not applicable to all share classes, including Class A and Class I Shares. Accordingly, unless otherwise specified in the “Summary of Fees and Expenses” section in this Prospectus, all share classes will be subject to the same fees, expenses, and reimbursements within the Fund. It should be noted that the only difference between Class A and Class I Shares is the applicability of the Sales Load to Class A Shares. Except for the applicability of the Sales Load on the Class A Shares and the differences between the intended sales channels for the Class A Shares and the Class I Shares, as set forth above, there are no differences between the share classes. The Declaration of Trust provides that the Board may create additional classes of Shares. The Board may authorize the issuance one or more additional share classes which may result in class-specific expenses, or which may otherwise create a Senior Security as defined under Section 18 of the 1940 Act. Share certificates representing Shares will not be issued. The Fund’s Shares, when issued, are fully paid and non-assessable. The Fund does not intend to hold annual meetings of its Shareholders.

The only difference between Class A and Class I shares is the upfront sales load as disclosed in the “Summary of Fees and Expenses” section of this Prospectus. The Fund has not received an exemptive order from the SEC permitting it to issue multiple classes of shares and to impose asset based distribution and or service fees and early withdrawal charges. The Fund will not introduce additional differences between share classes without first obtaining an exemptive order from the SEC permitting such differences.

U.S. Federal Income Tax Matters

The Fund intends to be treated as a RIC under the Code. The Fund’s fiscal year end is September 30. Please see the section entitled “U.S. Federal Income Tax Matters” for a discussion of important tax information.

Entities in which the Fund may invest, such as REITs and certain partnerships, may not provide complete and final tax information to the Fund until after the Fund issues the IRS Form 1099-DIV to Shareholders. As a result, the Fund may need to reclassify the amount and/or character of income to Shareholders after issuing IRS Forms 1099-DIV. Should such a reclassification be necessary, the Fund shall send Shareholders a corrected and final IRS Form 1099-DIV to reflect the reclassified income, and Shareholders should use the information on such corrected IRS Form 1099-DIV in completing their tax returns.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of investing in the Fund will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost.

The Fund has been organized as a continuously offered, closed-end management investment company. Closed-end funds differ from open-end funds (commonly known as mutual funds) in that investors in closed-end funds do not have the right to redeem their shares on a daily basis. Unlike closed-end funds that list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. To provide some liquidity to Shareholders, the Fund has been structured as an “interval fund” and conducts annual repurchase offers in the third quarter of the calendar year for a limited amount of the Fund’s Shares (not less than 5% and no more than 25%). In addition to this minimum repurchase offer, the Fund may, in the sole discretion of the Fund’s Board, make additional written tender offers of its outstanding Shares pursuant to Rule 13e-4 of the Exchange Act, at such times and in such amounts as the Board may determine, with such repurchases typically to occur at the end of March, June, and December of each year.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various investments selected by the Fund will produce positive returns or avoid losses or that the Fund will achieve its investment objectives.

The following discussions of the various risks associated with the Fund and its Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program changes or develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund will update this Prospectus to account for any material changes in the risks involved with an investment in the Fund.

Equity Securities Risk. When the Fund invests in equity securities, the Fund’s investments in those securities are subject to price fluctuations based on a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market and broader domestic and international political and economic events. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular equity security held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to the market risks described above. Common equity securities in which the Fund may invest are structurally subordinated to preferred equity securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers. In addition, dividends on common equity securities which the Fund may hold are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Real Estate Securities Risks. The Fund may invest in publicly-traded and non-traded REITs or Investment Funds that hold real estate as well as invest in real estate directly through entities owned or controlled directly or indirectly by the Fund, including one or more entities that qualify as a REIT for federal income tax purposes, such as a REIT Subsidiary. As a result, its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies investing in real estate is affected by, among other things: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions; overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy by that tenant could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability to make distributions to their shareholders depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of the Fund’s portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to the Fund’s portfolio companies and, consequently, the Fund.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

REIT Risk. Investments in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Commodity-linked investments are often offered by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate. Although investments in commodities typically move in different directions than traditional equity and debt securities, when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities. The Fund intends to qualify as a RIC under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income and diversification of its assets. The Fund’s investments in commodities can cause challenges for the Fund to comply with these requirements because such investments are generally not qualifying assets and may not produce qualifying income.

Derivatives Risk. The Fund and certain Investment Funds may invest their assets in derivatives, such as futures, forwards and options contracts. The use of such derivatives may expose the Fund or Investment Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. The use of derivatives by Fund or the Investment Funds could subject the Fund to regulation by the CFTC as a commodity pool requiring compliance with certain CFTC rules. The risks associated with the Fund and Investment Funds’ use of futures and options contracts include:

●	Experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

●	There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures and options on futures.

●	Although futures contracts are generally liquid instruments, under certain market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or Investment Fund may be unable to close out its futures contracts at a time which is advantageous.

●	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

●	Because option premiums paid or received by the Fund or Investment Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Futures and Options Risk. The Fund or certain Investment Funds may trade in futures contracts (and options on futures). Some futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund or an Investment Fund from promptly liquidating unfavorable positions and subject the Fund or Investment Fund to substantial losses. In addition, the Fund or an Investment Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or a regulator (such as the CFTC) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CTFC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and options are highly specialized activities that may entail greater than ordinary investment or trading risks. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Short Sale Risk. The Fund and some Investment Funds may sell securities short. In such short sales, the Fund or the Investment Funds will incur a loss as a result of a short sale position if the price of the security sold short increases between the date of the short position sale and the date on which the Fund or Investment Fund purchases an offsetting position. The Fund or Investment Fund will incur borrowing and dividend expenses on securities sold short. Positions in shorted securities are speculative and riskier than “long” positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on an uncovered short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price. In contrast to the Fund or Investment Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund or Investment Fund’s short positions is unlimited; however, the Fund intends to manage its investments in compliance with Section 18(f) of the 1940 Act, to ensure that a Shareholder will not lose more than the amount invested in the Fund. The Fund or Investment Fund’s long positions could decline in value while the value of the short positions increase, thereby increasing the Fund or Investment Fund’s overall potential for loss. Market factors may prevent the Fund or any Investment Fund from closing out a short position at the most desirable time or at a favorable price.

Master Limited Partnerships and Energy Sector Risks. The Fund may invest in MLPs directly and may invest indirectly by investing in Investment Funds that invest in MLPs. The underlying MLPs will be focused in the energy sector. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. Additional risks include the following: A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs. To maintain or grow their revenues, these companies need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. The financial performance of MLPs may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline. Various governmental authorities have the power to enforce compliance with regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of MLPs. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of MLPs. MLPs are also subject to risks that are specific to the industry they serve. MLPs that provide crude oil, refined product, natural gas liquids and natural gas services are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others. As a partnership, an MLP has no additional tax liability at the entity level. If, as a result of a change in current law or as a result of a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such an MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, as compared to an MLP that is not taxed as a corporation, likely causing a reduction in the value of Fund shares.

For taxable years beginning before 2026, non-corporate investors in certain MLPs may claim up to a 20% “qualified business income” deduction for certain MLP income but, absent future legislation or guidance, RICs, such as the Fund, with investments in MLPs may not pass through this special treatment their shareholders.

Tax Risk. The Fund faces the risk that it could fail to qualify as a RIC under Subchapter M of the Code. In addition, changes in tax laws or regulations, or interpretations thereof, possibly with retroactive effect, could adversely affect the Fund and/or its shareholders. The federal, state, local and foreign income and other tax consequences of an investment in Fund Shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, directly or through Investment Funds, the value of the Fund’s investment may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in Shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund Shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

High Yield Securities Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund’s share price may decrease, and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. Such securities also may include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price. Investments in high yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk. Foreign securities may be issued and traded in foreign currencies. As a result, changes in exchange rates between foreign currencies may affect their values in U.S. dollar terms. For example, if the value of the U.S. dollar goes up, compared to a foreign currency, a loan payable in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. The Fund and certain Investment Funds may employ hedging techniques to minimize these risks, but there can be no assurance that the Fund or Investment Funds will, in fact, hedge currency risk or, that if the Fund or an Investment Fund does, such strategies will be effective. The political, economic, and social structure of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. A government may take over assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise stockholder rights, and pursue legal remedies with respect to foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and to consider with respect to the Fund’s investments in foreign securities. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the United States. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) may involve delays in payment, delivery or recovery of money or investments. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and some countries may lack uniform accounting and auditing standards. Thus, in certain situations, there may be less information publicly available about foreign companies than about most U.S. companies. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located, and the Fund may not be able to pass through to its Shareholders’ foreign tax credits or deductions with respect to these taxes.

Emerging Market Risk. The Fund may invest a portion of its assets in countries with newly organized or less developed securities markets directly or indirectly through its investments in Investment Funds. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s or Investment Fund’s value or prevent the Fund or Investment Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Restricted and Illiquid Investments Risk. The Fund’s and certain Investment Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund or Investment Fund would be difficult to sell, possibly preventing the Fund or Investment Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund or Investment Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations. Investment Funds with principal investment strategies that involve securities of non-traded REITs, companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Leverage Risk. The use of leverage, such as borrowing money to purchase securities, by the Fund or certain Investment Funds will magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage via short selling and short positions in futures contracts will also magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage by the Fund or the Investment Funds can substantially increase the adverse impact of risks to which an investment in the Fund may be subject. Generally, the use of leverage also will cause the Fund or Investment Fund to have higher expenses (especially interest and/or short selling-related dividend expenses) than those of funds that do not use such techniques. Trading securities on margin results in interest charges and, depending on the amount of trading activity, such charges could be substantial. The level of interest rates generally, and the rates at which the Fund and the Investment Funds can borrow in particular, can affect the operating results of the Fund. The low margin deposits normally required in futures and forward trading permit a high degree of leverage; accordingly, a relatively small price movement in a futures contract can result in immediate and substantial losses to the investor. Such a high degree of leverage necessarily entails a high degree of risk. In addition, a lender to the Fund or Investment Fund may terminate or refuse to renew any credit facility. If the Fund or Investment Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. The Fund’s use of leverage can produce “unrelated business taxable income”, which can pose a meaningful problem for tax-exempt shareholders.

REIT Subsidiary Risk. By investing in the REIT Subsidiary, the Fund is indirectly exposed to risks associated with the REIT Subsidiary’s direct investments in real estate. Because the REIT Subsidiary is not registered under the 1940 Act, the Fund, as an investor in the REIT Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States, under which the Fund and the REIT Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or the REIT Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. There can be no assurance that the REIT Subsidiary’s qualification as a REIT for federal income tax purposes can be continued. If the REIT Subsidiary fails to so qualify, it will be subject to tax on its taxable income at regular corporate rates.

Corporate Subsidiary Risk. By investing through a Corporate Subsidiary, the Fund is indirectly exposed to risks associated with a Corporate Subsidiary’s direct investments in private equity or oil and gas. Because a Corporate Subsidiary is not registered under the 1940 Act, the Fund, as an investor in the Corporate Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States or other jurisdiction, such as Delaware, under which the Fund and a Corporate Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or the Corporate Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. As the Fund intends to qualify as a RIC, dividends received by the Fund from a Corporate Subsidiary and distributed to its shareholders will not be subject to U.S. federal income taxes at the Fund level, however, the Corporate Subsidiary will generally be subject to federal and state income taxes on its income, including any income the Corporate Subsidiary may recognize on the sale of an interest in private equity or private oil and gas funds that it holds. As a result, the net return to the Fund on such investments that are held by the Corporate Subsidiary will be reduced to the extent that the subsidiary is subject to income taxes. Additionally, in calculating its daily NAV in accordance with generally accepted accounting principles, the Fund will account for the deferred tax liability and/or asset balances of the Corporate Subsidiary. Any Corporate Subsidiary used by the Fund will accrue a deferred income tax liability balance, at the current maximum statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by it on equity securities considered to be return of capital. Upon a Corporate Subsidiary’s sale of a portfolio security, such Corporate Subsidiary will be liable for previously deferred taxes. Any deferred tax liability balance of a Corporate Subsidiary will reduce the Fund’s net asset value.

Management Risk. The NAV of the Fund changes daily based on the performance of the securities, derivatives and other instruments in which it invests. The Adviser’s and Investment Funds’ managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of Investment Funds may also prove incorrect and may not produce the desired results.

Investment Funds Risk. The Fund may obtain investment exposure to various asset classes by investing in other investment companies, including registered investment companies, such as ETFs, mutual funds and closed-end funds, as well as hedge funds, private equity funds or other Private Investment Funds that are not registered under the 1940 Act. Additional risks of investing in Investment Funds, where noted, are described below:

Strategies Risk. Each Investment Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities among others. Also, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Adviser’s ability to select Investment Funds and strategies and effectively allocate Fund assets among them.

Multiple Levels of Fees and Expenses. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees at the Fund level, in addition to any asset-based fees and/or performance-based fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher fees and operating expenses than if he or she invested in an Investment Fund directly.

Risk Related to Net Asset Value and Market Price. The market value of the ETFs and closed-end fund shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

Unregistered Investment Funds Risk. A significant portion of the vehicles in which the Fund may invest will likely not be subject to the 1940 Act. As a result, the Fund’s investments will not be subject to certain protections afforded to investors under the 1940 Act. These protections include, but are not limited to, certain corporate governance standards, as well as statutory protections against self-dealing and leverage limitations.

Additional Private Investment Funds Risk. Due to the Fund’s investments in Private Investment Funds, the Fund is subject to risks associated with legal and regulatory changes applicable to financial institutions generally or hedge funds, such as the Private Investment Funds in particular. The Fund may not be able to invest in certain Private Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Private Investment Fund that has been identified as an attractive investment opportunity. The Fund’s investments in certain Private Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Private Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Private Investment Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

Private Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. Private Investment Fund managers may invest the Private Investment Funds’ assets in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Investment Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A Private M Investment Fund manager may focus on a particular industry or sector, (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which may subject the Private Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A Private Investment Fund manager may focus on a particular country or geographic region, which may subject the Private Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. Private Investment Fund managers may use derivatives for speculative or hedging purposes. Private Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Investment Fund managers may not be registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Private Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Private Investment Funds. Private Investment Fund managers may sell short securities held by Private Investment Funds, which presents the theoretical risk of unlimited loss because of increases in the market price of the security sold short, and the risk that Private Investment Funds’ short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. Private Investment Fund managers may change their investment strategies at any time. Private Investment Fund managers may invest the Private Investment Funds’ assets without limitation in restricted and illiquid securities. Private Investment Fund managers may invest the Private Investment Funds’ assets in equity securities without limitation as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap companies, the prices of which may be subject to erratic market movements. Private Investment Fund managers may charge Private Investment Fund investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of a Private Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Investment Fund managers to make investments that are riskier or more speculative than in the absence of these fees.

Additional Risk. The strategy of investing in Investment Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of investment company shares by the Fund may prevent the Fund from allocating investments in the manner the Adviser considers optimal. Generally, the Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any investment company, such as closed-end funds, mutual funds or ETFs, unless it is able to make purchases in reliance upon an Investment Fund’s exemptive order that permits investments in excess of the limits stated above.

Business and Regulatory Risks. Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances (including wars, terrorist acts or security operations), may adversely affect the Fund.

Repurchase Offers and Limited Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make annual repurchase offers, at per-class NAV, of not less than 5% and no more than 25% of the Fund’s outstanding Shares on the repurchase request deadline. Pursuant to this policy, the Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% and no more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. Investors should understand there is likely to be little or no willingness on the Board’s part to move to the 25% level in connection with any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased. The NAV of the Fund’s Shares tendered in a repurchase offer may decline between the repurchase request deadline and the date on which the NAV for tendered Shares is determined. In addition to this minimum repurchase offer, the Fund may, in the sole discretion of the Fund’s Board, make additional written tender offers of its outstanding Shares pursuant to Rule 13e-4 of the Exchange Act, at such times and in such amounts as the Board may determine, with such repurchases typically to occur at the end of March, June, and December of each year. In addition, the repurchase of Shares by the Fund will be a taxable event to Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “U.S. Federal Income Tax Matters.”

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made annually by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable to the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the amount of Shares that are tendered by Shareholders generally will not be determined until as many as fourteen (14) days after the repurchase offer terminates. Thus, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares.

Nature of the Fund. The Fund may make investments in Private Investment Funds, the managers of which may have relatively short track records and that may rely on a limited number of key personnel. Such Private Investment Funds invest may in turn invest in portfolio companies that have no, or relatively short, operating histories, which may have to compete with other companies with greater resources, which are also dependent upon a few key individuals for the successful development and manufacture of products, management, marketing or other critical functions, which may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence or which may require substantial additional capital to support. The Fund will not necessarily have the opportunity to evaluate the economic, financial and other information that will be used by the managers of the Private Investment Funds in their selection, structuring, monitoring, and disposition of assets.

Multiple Levels of Expense. Shareholders will pay the fees and expenses of the Fund and accordingly will indirectly bear the fees, expenses and carried interest (if any) of the Private Investment Funds in which the Fund invests. This will result in greater expense to the Shareholders than if such fees, expenses and, as applicable, carried interest were not charged by the Fund and the Private Investment Funds.

Limited Operating History. The Fund has a limited operating history upon which potential investors can evaluate its likely performance. The prior investment performance of the Adviser or of private equity investment funds managed by the managers of the Private Investment Funds, are not guarantees or predictions of the results that the Funds will achieve. In addition, the Fund may not be able to raise a sufficient level of assets to support its operations, in which case the Adviser may determine to discontinue operating the Fund and liquidate the Fund’s assets.

Limitations on Transfer. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. While it is anticipated that Shareholders will be able to attempt to buy and sell Shares through the Nasdaq Fund Secondaries auction process discussed in this Prospectus, there can be no guarantees that the Fund will utilize the Nasdaq Fund Secondaries auction process. Therefore, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Auction Risk. There can be no guarantee that the Nasdaq Fund Secondaries auction process will function as intended or that there will be sufficient investor demand to support regular monthly auctions, or that the Fund will utilize the Nasdaq Fund Secondaries auction process. Even if the Nasdaq Fund Secondaries auction process is operationally functional, Shareholders may be unable to sell their Shares at the price they desire or at any price at all. It is likely that Shares sold at auction will receive a price that is less than the Fund’s most recently calculated NAV, and depending on buy side interest in a particular auction, the price could be substantially below NAV.

Availability of Suitable Investments. Although the Adviser believes that it should be able to find, and negotiate satisfactory terms for, suitable investments in sufficient quantity for the Fund, changes in various factors (including, among other factors, the interest rate environment, inflation, general economic conditions, securities market conditions, competition from other investors, tax burdens, foreign exchange rates and foreign political upheaval or instability) may adversely affect the availability of attractive investment opportunities for the Fund. Accordingly, there can be no assurances that the Fund will be able to invest fully or that suitable investment opportunities will be available.

Economic Environment. If market conditions deteriorate, the level of attractive investment opportunities for the Fund and the Investment Funds may decline from the Adviser’s current expectations. It is possible that the Fund and the Investment Funds may take a longer than anticipated time to invest capital, and as a result, for some period of time, the Fund may be relatively concentrated in a limited number of investments. Further, the Fund and the Investment Funds may experience increased difficulty exiting an existing investment if a need for liquidity arises. Certain investments may be liquidated at a lower price than the Adviser believes reflects the asset’s fair value.

Diverse Shareholders. The Shareholders in the Fund may include persons or entities located in various jurisdictions that may have conflicting investment, tax and other interests with respect to their investments in the Fund. As a result, conflicts of interest may arise in connection with decisions made by the Adviser that may be more beneficial for one type of Shareholder than for another type of Shareholder.

General Economic and Market Risk. Through its Portfolio Investments, the Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies. A recession or an adverse development in the U.S. and/or foreign securities markets might have an adverse impact on some or all of the investments of the Fund.

Illiquidity of Investments. An investor’s participation in the Fund requires a long-term commitment, with no certainty of return. The Adviser does not expect the Fund to receive substantial amounts of income or to realize substantial gains over the near term. The Fund’s investments in Private Investment Funds, and most of the portfolio investments of such Private Investment Funds will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale. The Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investment may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable and the Fund or a Private Investment Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund or Private Investment Funds may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Fund or Private Investment Funds may be required to hold such investments despite adverse price movements. Even those markets which the Adviser or a general partner or manager of a Private Investment Fund expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.

Difficulty of Valuing the Fund’s Investments. Generally, there will be no readily available market for the Fund’s investments and, hence, the valuation of the Fund’s investments is difficult and not without uncertainty and may not necessarily reflect the valuation of any such investment’s underlying assets. Valuations of the Fund’s investments will be determined by the Adviser in its sole discretion and will be final and conclusive to all of the Shareholders. The Adviser may face a conflict of interest in valuing investments that lack a readily accessible market value as the value of the assets held by the Fund will affect the compensation of the Adviser.

Inability to Meet Investment Objective or Investment Strategy. The success of the Fund depends upon the ability of the Manager to identify, select, develop and invest in Portfolio Investments that the Adviser believes offer the potential of superior relative returns. Similarly, the success of each of the Private Investment Funds depends on the availability of appropriate investment opportunities and the ability of the general partners of such Private Investment Funds to identify, select, develop and invest in appropriate investments. The availability of such opportunities will depend, in part, upon general market conditions. Factors beyond the Adviser’s control also may limit the availability of certain investments. For example, certain venture capital funds have announced they will not allow funds of funds to invest in their latest funds. It is possible that other private equity funds will be similarly reluctant to accept commitments from funds of funds due to concerns related to access to, and confidentiality of, information. Although the Adviser believes that significant investment opportunities currently exist, there can be no assurance that they will continue to exist or that the Adviser or the manager of any Private Investment Fund will be able to identify, select, develop and invest in a sufficient number of opportunities to permit the Fund to invest all of their capital commitments or to diversify their portfolio investments to the extent described herein. In addition, as the number of funds managed by the Adviser increases, the portion of an investment opportunity allocated to any one fund (including the Fund) may decrease.

Performance of Investments. The performance of each Private Investment Fund will be affected by the performance of each of such Private Investment Fund’s underlying investments. Many factors will contribute to the performance of each such investment including: default rates and levels and timing of recoveries on investments; the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments; and the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments, among other factors.

In addition, the performance of Private Investment Funds are difficult to measure and therefore such measurements may not be as reliable as performance information for other investment products because, among other things: (i) there is often no market for underlying investments, (ii) Private Investment Funds take years to achieve a realization event and are difficult to value before realization, (iii) Private Investment Funds are made over time as capital is drawn down from investments, (iv) the performance record of their investments are not established until the final distributions are made, which may be 10-12 years or longer after the initial closing and (v) industry performance information for Private Investment Funds’ investments may be skewed upwards due to survivor bias and lack of reporting by underperforming managers.

Non-Diversification Risk. The Private Investment Funds in which the Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the Private Investment Funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Control of Portfolio Companies. A Private Investment Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests that could expose it to liabilities not normally associated with minority equity investments, such as additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability generally characteristic of business operations may be ignored.

Reliance on Management. Unless otherwise provided by the 1940 Act, investors will have no right or power to participate in the management of the Fund or remove or replace the Adviser. All decisions with respect to the management of the Fund will be made by the Adviser who, among other things, will select the investments of the Fund. The managers and general partners of the Investment Funds selected by the Adviser will in turn make all decisions with respect to the assets invested in such Investment Funds. The Adviser will have no direct management authority with respect to either the Investment Funds or their portfolio companies and will be relying largely on the management skills of the advisors and managers of the Investment Funds and their portfolio companies. The success of the Fund will be dependent upon, among other things, the financial judgment and abilities of the Adviser and the managers and general partners of the Investment Funds and their affiliates. Of course, past performance of the Adviser and the managers or general partners of the Investment Funds is not a guarantee of future results.

Possibility of Fraud and Other Misconduct. When the Fund invests in the Private Investment Funds, the Fund does not have custody of the assets or control of its investment by the Private Investment Funds. The Private Investment Funds could divert or abscond with the Fund’s assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct, resulting in losses to the Fund and consequently the Fund. Such misconduct is very difficult or impossible to detect and may not come to light until substantial losses have been incurred.

Distressed, Special Situations and Venture Investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition. New ventures may require considerable additional capital to develop technologies and markets, acquire customers and achieve or maintain a competitive position. This capital may not be available at all, or on acceptable terms. Further, the technologies and markets of such companies may not develop as anticipated, even after substantial expenditures of capital. Such companies may face intense competition from established companies with much greater financial and technical resources, more extensive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel.

Market Disruption Risk and Terrorism Risk. The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Fund or an Investment Fund invests may result in a liability far in excess of available insurance coverage. The Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Fund.

Investment and Repatriation Restrictions. Foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. The risks relating to investments in non-U.S. securities may be heightened, for example, with respect to the possibility of nationalization or expropriation and limits on trade and foreign direct investment. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. Even where permitted, direct investments in certain companies may require significant government approvals under corporate, securities, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of foreign investment has liberalized in recent years in some countries, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions. These measures could adversely affect the returns associated with certain investments of the Fund.

Competition. The business of investing in private markets opportunities, such as leveraged acquisitions, reorganizations, and private equity situations is highly competitive, and successfully sourcing investments can be problematic given the high level of investor demand some investment opportunities receive. In addition, the current private equity environment has become even more competitive as hedge funds have begun to compete for investment opportunities that have traditionally been targeted by private equity funds. Moreover, the identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There are no assurances that the Fund will be able to invest fully its assets or that suitable investment opportunities will be available.

Cybersecurity Risk. The failure in cybersecurity systems, as well as the occurrence of events unanticipated in disaster recovery systems and management continuity planning could impair the ability of the Fund to conduct business effectively. The occurrence of a disaster such as a cyberattack, a natural catastrophe, an industrial accident, events unanticipated in the Adviser’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the ability of the Fund to conduct business and on its results of operations and financial condition, particularly if those events affect computer-based data processing, transmission, storage, and retrieval systems or destroy data. Such events could also have an adverse effect on the Investment Funds or their respective managers.

The Fund will depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, computer systems could be subject to cyberattacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser or the managers of the Investment Funds may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, their computer systems and networks, or otherwise cause interruptions or malfunctions in their operations or the operations of the Fund or the Investment Funds, which could result in reputational damage, financial losses, litigation, increased costs, and/or regulatory penalties.

Third parties with which the Fund will do business may also be sources of cybersecurity or other technological risks. Certain functions are outsourced and these relationships allow for the storage and processing of the Fund’s or Adviser’s information, as well as customer, counterparty, employee and borrower information. While the Adviser engages in actions to reduce exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above.

Lack of Regulatory Oversight. The Private Investments Funds will not be registered as investment companies under the 1940 Act. The 1940 Act provides certain protections to investors and imposes certain restrictions on registered investment companies, none of which will be applicable to the Fund’s investments in Private Investment Funds.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Fund’s investments may adversely affect such investments. For example, from time to time the market for private equity transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for such transactions, in part in response to regulatory pressure on providers of financing to reduce or eliminate their exposure to such transactions. Certain Investment Funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent Investment Funds or the Fund from making certain investments that they otherwise would make. Other regulations may require the Investment Funds or the Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment. For example, the Fund may be subject to the regulations of the U.S. Federal Communications Commission (“FCC”) if it invests in an entity that has a direct or indirect interest in, owns or controls a “media company” (as defined by FCC regulations), such as a television or radio station, cable system or daily newspaper. These restrictions may, among other things, prohibit certain communications between an investor (or such investor’s officers, directors, partners or other officials) and the Adviser pertaining to the operations of the media company and may limit an investor from serving as an agent or employee of the Fund.

The Adviser has, or is part of a larger firm that has, multiple business lines active in several jurisdictions that are governed by a multitude of legal systems and regulatory regimes, some of which are new and evolving. The Fund, the Adviser, and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. Some of this evolution may be directed at the private fund industry in general or certain segments of the industry, and may result in scrutiny or claims against the Fund, the Adviser, or their affiliates directly for actions taken or not taken by the Fund or the Adviser. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some Portfolio Investments unavailable to the Fund. The effect on the Fund, the Adviser, or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse.

Market disruptions and the dramatic increase in the capital allocated to alternative investment strategies during recent years have led to increased governmental as well as self-regulatory scrutiny of the alternative investment fund industry in general. Certain legislation proposing greater regulation of the industry periodically is considered by Congress, as well as the governing bodies of non-U.S. jurisdictions. It is impossible to predict what, if any, changes in the regulations applicable to the Fund or the Investment Funds may be instituted in the future. Any such regulation could have a material adverse impact on the profit potential of the Fund or the Investment Funds.

Enhanced Scrutiny and Potential Regulation of the Private Investment Partnership Industry and the Financial Services Industry. The Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations, is based on laws and regulations that are subject to change through legislative, judicial, and/or administrative action. Future legislative, judicial, and/or administrative action could adversely affect the Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations.

On July 21, 2010, President Obama signed into law the Dodd-Frank Act. The Dodd-Frank Act provided for a number of changes to the regulatory regime governing investment advisers and private investment funds, including the Adviser and the Fund. Among other effects, the Dodd-Frank Act imposed increased recordkeeping and reporting obligations on the Adviser and on the managers of the Private Investment Funds. Records and reports relating to the Fund that must be maintained by the Adviser and are subject to inspection by the SEC include (i) assets under management and use of leverage (including off-balance-sheet leverage), (ii) counterparty credit risk exposure, (iii) trading and investment positions, (iv) valuation policies and practices of the Fund, (v) type of assets held, (vi) side arrangements or side letters; (vii) trading practices; and (viii) certain other information. While the Dodd-Frank Act subjects such records and reports to certain confidentiality provisions and provides an exemption from the U.S. Freedom of Information Act (“FOIA”), no assurance can be given that the mandated disclosure of records or reports to the SEC or other governmental entities will not have a significant negative impact on the Fund or the Adviser. It is possible that the increased regulatory burden, along with the corresponding increase in compliance costs, may cause some sponsors of Private Investment Funds to exit the private fund industry, thereby decreasing the pool of eligible funds for investments.

The Adviser is required to comply with a variety of periodic reporting and compliance-related obligations under applicable laws (including, without limitation, the obligation of the Adviser and its affiliates to make regulatory filings with respect to the Fund and their activities under the Advisers Act (including, without limitation, Form PF and reports or notices in connection with the Alternative Investment Fund Managers Directive and/or U.S. Commodity Futures Tradition Commission-related matters)). In light of the heightened regulatory environment in which the Fund, the Adviser operates and the ever-increasing regulations applicable to private investment funds and their investment advisors, it has become increasingly expensive and time-consuming for the Fund, the Adviser, and their affiliates to comply with such regulatory reporting and compliance-related obligations. Furthermore, various federal, state, and local agencies have been examining the role of placement agents, finders, and other similar service providers in the context of investment by public pension plans and other similar entities, including investigations and requests for information. The Adviser may be required to provide certain information regarding investors in the Fund to regulatory agencies and bodies in order to comply with applicable laws and regulations. There can be no assurance that any of the foregoing will not have an adverse impact on the Adviser or otherwise impede the Fund’s ability to effectively achieve its investment objectives.

Investment Banking and Other Fees. The manager of an Investment Fund may receive the economic benefit of certain fees from its portfolio companies for investment banking services and in connection with unconsummated transactions (e.g., topping, break-up, monitoring, directors’, organizational and set-up fees, and financial advisory fees).

Material, Non-Public Information. Managers of the Investment Funds may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities. An Investment Fund would not be free to act upon any such information. Due to these restrictions, an Investment Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell a portfolio investment that it might otherwise have sold.

Constraints of Confidentiality Agreements. In the course of its investment process, the Fund and/or the Adviser may be required to enter into confidentiality agreements with current or potential Private Investment Funds, sellers of Secondary Fund Investments, portfolio companies and other counterparties that would prohibit the Fund and/or its affiliates from publicly disclosing sensitive information relating to certain investment opportunities. These arrangements could result in liabilities for the Fund, in particular if a Shareholder that is required or compelled to publicly release information regarding its investments, such as pursuant to FOIA or other similar state or local disclosure laws applicable to such Shareholder, publicly discloses such information in response to an information request or otherwise. The Fund may choose, but is not required, to decline such investment opportunities in order to avoid the risk of exposing the Fund to such liability. As a result, the Fund’s investment flexibility may be constrained by these concerns, which may affect the Adviser’s ability to broaden the Fund’s investment portfolios and attain the diversification it would otherwise prefer.

Provision of Managerial Assistance. An Investment Fund may obtain rights to participate substantially in and to influence substantially the conduct of the management of its portfolio companies that could expose such Investment Fund or the Fund to claims by a portfolio company, its security holders and its creditors.

Disposition of Investments. In connection with the disposition of an investment in a portfolio company, a Private Investment Fund may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of any business. A Private Investment Fund may also be required to indemnify the purchasers of such investment to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the investors (including the Fund) in such Private Investment Fund.

Failure to Make Capital Contributions. Typically, under its investment documentation or partnership agreement, a Private Investment Fund may seek damages from an investor (such as the Fund) or impose upon the investor substantial penalties, such as the forfeiture of a substantial portion (e.g., 50% or more) of its investment in such Private Investment Fund, if the investor fails to contribute a required installment of its capital commitment. A Private Investment Fund may be unable to make planned investments if any of its investors fails to make required capital contributions, and may itself become subject to damages for breach of contract in respect of a planned investment. Accordingly, failure to make planned investments may adversely affect the value of the Fund’s investment in a Private Investment Fund and accordingly the value of an investment in the Fund.

Indemnification. A Private Investment Fund may indemnify its managers and their affiliates and personnel against claims, liabilities and expenses, including legal fees, incurred by them by reason of their activities on behalf of a Private Investment Fund and its respective portfolio companies. The Fund’s indemnification obligations under such provisions generally will not be in excess of the Fund’s capital commitment to, plus distributions from, such Private Investment Fund.

Tax Risks. The Fund does not currently anticipate being classified as a “publicly offered regulated investment company” under the applicable tax rules, which may require the imputation of certain expenses to the Fund’s shareholders. Certain expenses of a RIC that is not “publicly offered,” including advisory fees, may not be deductible by certain shareholders, generally including individuals and non-corporate entities. Such shareholder’s pro rata portion of the affected expenses will be treated as an additional dividend to the shareholder and may or may not be deductible by such shareholder. Miscellaneous itemized deductions are not deductible by non-corporate taxpayers in taxable years beginning before 2026 and are subject to the 2% “floor” on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code thereafter. A RIC is not “publicly offered” unless its shares are (i) continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended), (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year.

The Fund will seek to restrict non-qualifying income to a maximum of 10% of its gross income to comply with the “Gross Income Test” (as described in the section below titled “U.S. Federal Income Tax Matters”) necessary for the Fund to qualify as a RIC under Subchapter M of the Code. To the extent the Fund invests in Portfolio Investments that make investments into portfolio companies that are partnerships or transparent for U.S. federal income tax purposes, the Fund may be allocated non-qualifying income from such portfolio companies. The Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with the Gross Income Test could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Gross Income Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce shareholder’s returns.

The Fund may gain most of its exposure to certain operating portfolio companies and real estate through certain domestic and non-U.S. entities treated as corporations for U.S. federal income tax purposes within the limitations of the federal tax requirements for qualification as a RIC. To the extent the Fund invests through domestic corporate entities (that are not REITs), their taxable income will be subject to federal, and applicable, corporate income tax before being distributed to the Fund as a dividend. To the extent that the Fund invests through non-U.S. corporate entities, such entities may be treated as a “controlled foreign corporation” under the Code. Under Treasury regulations, certain income inclusions under Section 951(a) of the Code to the Fund attributable to its investment in a “controlled foreign corporation” is qualifying income under the RIC Gross Income Tests to the Fund to the extent that the controlled foreign corporation distributes such income or such income is derived with respect to the Fund’s business of investing in stock, securities or currencies.

The Adviser will carefully monitor the Fund’s investments in such corporate entities to ensure that no more than 25% of the Fund’s assets are treated as invested in a single “issuer” or two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses for purposes of the Asset Diversification Test (as described in the section below titled “U.S. Federal Income Tax Matters”). Failure to comply with the Asset Diversification Test for RIC qualification could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Asset Diversification Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) shareholder’s returns.

In addition, the Fund’s investment in “controlled foreign corporations” may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement for RIC qualification and for avoiding the excise tax as described in the section below titled “U.S. Federal Income Tax Matters”. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so. Failure to satisfy the Distribution Requirement will result in taxation of the Fund as a regular corporation.

Key Personnel. The performance of the Fund will depend in significant part upon the skill and expertise of the key personnel of the Adviser and may be affected by key individuals joining or leaving the Adviser and its affiliates. The Adviser expects that such individuals will devote as much time as they believe is necessary to assist the Fund in achieving its investment objective; however, none of such individuals will devote substantially all of his or her working time to the affairs of the Fund. The loss of one or more of the Fund’s key personnel could have a material adverse effect on the performance of the Fund. In addition, the performance of the Investment Funds will depend in significant part upon the skill and expertise of the key personnel of the Investment Fund’s managers. The Fund will have little or no control on the amount of time such personnel will devote to the Investment Funds or the ability of such Investment Funds to retain key personnel. The loss of one or more key personnel could have a material adverse effect on the performance of the Investment Funds, and thus of the Fund.

Risks Related to Electronic Communication. The Fund may provide to Shareholders statements, reports and other communications relating to the Fund and/or their Shares in electronic form, such as email or via a password protected website (“Electronic Communications”). Electronic Communications may be modified, corrupted, or contain viruses or malicious code, and may not be compatible with a Shareholder’s electronic system. In addition, reliance on Electronic Communications involves the risk of inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent receipt of reports or other information by the Shareholders.

Failure to Make Capital Contributions. Typically, under its investment documentation or partnership agreement, a Private Investment Fund may seek damages from an investor (such as the Fund) or impose upon the investor substantial penalties, such as the forfeiture of a substantial portion (e.g., 50% or more) of its investment in such Private Investment Fund, if the investor fails to contribute a required installment of its capital commitment. A Private Investment Fund may be unable to make planned investments if any of its investors fails to make required capital contributions, and may itself become subject to damages for breach of contract in respect of a planned investment. Accordingly, failure to make planned investments may adversely affect the value of the Fund’s investment in a Private Investment Fund and accordingly the value of an investment in the Fund.

Tax Risks. Investment in the Fund involves numerous tax risks. Please see “Types of Investment and Related Risks – Tax Risks” for a discussion of some of these risks. The Adviser intends to comply at all times with the applicable provisions of the Code necessary for the Fund to elect and thereafter maintain its tax classification as a regulated investment company (“RIC”) under the Code. However, if for any reason the Fund should lose its classification as a RIC, such loss could produce adverse tax consequences.

Potential Conflicts of Interest. The Adviser and its affiliates engage in various financial, advisory and investment activities. Although these relationships and services should enable the Adviser to offer attractive opportunities to the Fund, such relationships and services may give rise to potential conflicts with the interests of the Fund and the Shareholders. Conflicts of interest described or contemplated herein and such other conflicts of interest that may arise from time to time will be resolved in the sole discretion of the Adviser. There can be no assurance that any actual or potential conflicts of interest will not adversely affect the Fund and the performance of the Fund, including, without limitation, the following:

Client Relationships. The Adviser and its affiliates have long-term relationships and provide investment advisory and other services to many clients. The Adviser may face conflicts of interest between activities or services performed for the Fund, on the one hand, and other clients on the other hand. In addition, the Adviser and its affiliates also have long-term relationships with investors who may invest or may have invested in Private Investment Funds and their underlying portfolio companies. In addition, members of affiliates of the Adviser may also serve on the advisory boards of Private Investment Funds and their affiliated fund, on the boards of entities that serve as the managers or advisers of the Private Investment Funds, or on the boards of operating companies, including Private Investment Funds or their affiliates. These and other similar relationships may raise conflicts between the Fund and other parties and may not be resolved in favor of the Fund.

Other Activities of the Adviser. The Adviser will devote such time as shall be reasonably necessary to conduct the business affairs of the Fund in an appropriate manner, and it is expected that the managers of the Investment Funds and their affiliates will devote such time as shall be reasonably necessary to conduct the business affairs of the Investment Funds in an appropriate manner. However, the Adviser, their employees, such managers and their affiliates may continue to hold economic interests in, and furnish advisory, consulting and/or management services to, other persons or entities and with respect to similar or different investments. In certain circumstances, the ability of the Adviser to affect transactions may be restricted by applicable regulatory requirements and by internal policies designed to comply within such requirements. As a result, there may be periods when, as a result of the Adviser’s or its affiliates’ activities on behalf of other clients, they will not be able to engage in certain types of transactions on behalf of the Fund.

Allocation of Investment Opportunities. In addition, the Adviser has established prior funds and advises separate account clients, and the Adviser and its affiliates intend to establish subsequent funds and advise future separate account clients, that invest or will invest pursuant to the same investment strategy as the Fund. Although the Adviser will use reasonable efforts to assure that investment opportunities appropriate for both the Fund and one or more of its other funds or separate account clients (other than certain of those opportunities that are brought to the Adviser’s attention by or through such separate accounts) are allocated among the accounts of the Adviser (including the Fund and any other funds and separate accounts) on a basis that, over time, is fair and equitable, the Fund (i) will not have any rights to certain investments that are brought to the Adviser’s attention by or through such separate accounts; (ii) will not have exclusive rights to any investment opportunities in relation to the rights of such funds or separate accounts; and (iii) will not be entitled to any specific pro rata investment rights in relation to such funds or separate accounts.

The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other funds and accounts managed by the Adviser. The Adviser and the Fund may apply for an exemptive order from the SEC that would expand the Fund’s ability to co-invest alongside the Adviser and its affiliates in Portfolio Investments. There is no assurance that the Adviser or the Fund will receive such an exemptive order on a timely basis or at all. Until they obtain such exemptive order, or if they are not able to obtain the exemptive order, the Fund will not be permitted to participate in certain investments with the Adviser’s other funds and separate accounts. This may reduce the Fund’s ability to deploy capital and invest its assets. The Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available if the exemptive order were obtained.

However, even if granted, the SEC exemptive order will contain certain conditions that may limit or restrict the Fund’s ability to participate in such Portfolio Investment, including, without limitation, in the event that the available capacity with respect to a Portfolio Investment is less than the aggregate recommended allocations to the Fund. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

The Fund will not have exclusive rights to investment opportunities in relation to the rights of such other funds. “Cross transactions” between the Fund and other of the Adviser’s clients may give rise to a conflict of interest between the Fund and those of the other parties to the transaction.

Investment Techniques. The Adviser and its affiliates will utilize various investments and investment techniques in the pursuit of the Fund’s investment strategy. Some such investments or investment techniques may potentially give rise to conflicts of interests in relation to the Adviser’s selection of investments or use of techniques (such as leverage) that have the effect of increasing the Adviser’s compensation.

Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.49%	[1]
Other Feeder Fund Expenses [Percent]	0.00%	[2]
Acquired Fund Fees and Expenses [Percent]	1.64%	[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.40%	[4]
Total Annual Expenses [Percent]	4.53%
Waivers and Reimbursements of Fees [Percent]	0.00%	[5]
Net Expense over Assets [Percent]	4.53%	[6]
Expense Example, Year 01	$ 100
Expense Example, Years 1 to 3	186
Expense Example, Years 1 to 5	273
Expense Example, Years 1 to 10	$ 495
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.49%	[1]
Other Feeder Fund Expenses [Percent]	0.00%	[2]
Acquired Fund Fees and Expenses [Percent]	1.64%	[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.40%	[4]
Total Annual Expenses [Percent]	4.53%
Waivers and Reimbursements of Fees [Percent]	0.00%	[5]
Net Expense over Assets [Percent]	4.53%	[6]
Expense Example, Year 01	$ 45
Expense Example, Years 1 to 3	137
Expense Example, Years 1 to 5	229
Expense Example, Years 1 to 10	$ 464
Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk. When the Fund invests in equity securities, the Fund’s investments in those securities are subject to price fluctuations based on a number of reasons, including changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market and broader domestic and international political and economic events. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular equity security held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets and reduced demand for its goods and services. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to the market risks described above. Common equity securities in which the Fund may invest are structurally subordinated to preferred equity securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers. In addition, dividends on common equity securities which the Fund may hold are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Real Estate Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Securities Risks. The Fund may invest in publicly-traded and non-traded REITs or Investment Funds that hold real estate as well as invest in real estate directly through entities owned or controlled directly or indirectly by the Fund, including one or more entities that qualify as a REIT for federal income tax purposes, such as a REIT Subsidiary. As a result, its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies investing in real estate is affected by, among other things: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions; overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy by that tenant could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which the Fund invests (“portfolio companies”) are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability to make distributions to their shareholders depend upon the ability of the tenants at their properties to generate enough income in excess of their operating expenses to make their lease payments. Changes beyond the control of the Fund’s portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to the Fund’s portfolio companies and, consequently, the Fund.

Financial Leverage. Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

R E I T Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. Investments in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages.

Commodities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Commodity-linked investments are often offered by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate. Although investments in commodities typically move in different directions than traditional equity and debt securities, when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities. The Fund intends to qualify as a RIC under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income and diversification of its assets. The Fund’s investments in commodities can cause challenges for the Fund to comply with these requirements because such investments are generally not qualifying assets and may not produce qualifying income.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. The Fund and certain Investment Funds may invest their assets in derivatives, such as futures, forwards and options contracts. The use of such derivatives may expose the Fund or Investment Fund to additional risks that it would not be subject to if it invested directly in the securities and commodities underlying those derivatives. The use of derivatives by Fund or the Investment Funds could subject the Fund to regulation by the CFTC as a commodity pool requiring compliance with certain CFTC rules. The risks associated with the Fund and Investment Funds’ use of futures and options contracts include:

●	Experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

●	There may be an imperfect correlation between the changes in market value of the securities held and the prices of futures and options on futures.

●	Although futures contracts are generally liquid instruments, under certain market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund or Investment Fund may be unable to close out its futures contracts at a time which is advantageous.

●	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

●	Because option premiums paid or received by the Fund or Investment Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Futuresand Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures and Options Risk. The Fund or certain Investment Funds may trade in futures contracts (and options on futures). Some futures positions may be illiquid because, for example, most U.S. commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund or an Investment Fund from promptly liquidating unfavorable positions and subject the Fund or Investment Fund to substantial losses. In addition, the Fund or an Investment Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or a regulator (such as the CFTC) may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, the CTFC and various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and options are highly specialized activities that may entail greater than ordinary investment or trading risks. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Short Sale Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sale Risk. The Fund and some Investment Funds may sell securities short. In such short sales, the Fund or the Investment Funds will incur a loss as a result of a short sale position if the price of the security sold short increases between the date of the short position sale and the date on which the Fund or Investment Fund purchases an offsetting position. The Fund or Investment Fund will incur borrowing and dividend expenses on securities sold short. Positions in shorted securities are speculative and riskier than “long” positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on an uncovered short sale is unlimited, whereas the potential loss on long positions is limited to the original purchase price. In contrast to the Fund or Investment Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund or Investment Fund’s short positions is unlimited; however, the Fund intends to manage its investments in compliance with Section 18(f) of the 1940 Act, to ensure that a Shareholder will not lose more than the amount invested in the Fund. The Fund or Investment Fund’s long positions could decline in value while the value of the short positions increase, thereby increasing the Fund or Investment Fund’s overall potential for loss. Market factors may prevent the Fund or any Investment Fund from closing out a short position at the most desirable time or at a favorable price.

Master Limited Partnershipsand Energy Sector Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Master Limited Partnerships and Energy Sector Risks. The Fund may invest in MLPs directly and may invest indirectly by investing in Investment Funds that invest in MLPs. The underlying MLPs will be focused in the energy sector. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. Additional risks include the following: A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs. To maintain or grow their revenues, these companies need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. The financial performance of MLPs may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline. Various governmental authorities have the power to enforce compliance with regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of MLPs. Volatility of commodity prices, which may lead to a reduction in production or supply, may also negatively impact the performance of MLPs. MLPs are also subject to risks that are specific to the industry they serve. MLPs that provide crude oil, refined product, natural gas liquids and natural gas services are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others. As a partnership, an MLP has no additional tax liability at the entity level. If, as a result of a change in current law or as a result of a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such an MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, as compared to an MLP that is not taxed as a corporation, likely causing a reduction in the value of Fund shares.

For taxable years beginning before 2026, non-corporate investors in certain MLPs may claim up to a 20% “qualified business income” deduction for certain MLP income but, absent future legislation or guidance, RICs, such as the Fund, with investments in MLPs may not pass through this special treatment their shareholders.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The Fund faces the risk that it could fail to qualify as a RIC under Subchapter M of the Code. In addition, changes in tax laws or regulations, or interpretations thereof, possibly with retroactive effect, could adversely affect the Fund and/or its shareholders. The federal, state, local and foreign income and other tax consequences of an investment in Fund Shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, directly or through Investment Funds, the value of the Fund’s investment may fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a security and in Shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund Shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, the Fund’s share price may decrease, and its income may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. Such securities also may include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price. Investments in high yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investment Risk. Foreign securities may be issued and traded in foreign currencies. As a result, changes in exchange rates between foreign currencies may affect their values in U.S. dollar terms. For example, if the value of the U.S. dollar goes up, compared to a foreign currency, a loan payable in that foreign currency will go down in value because it will be worth fewer U.S. dollars. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments. The Fund and certain Investment Funds may employ hedging techniques to minimize these risks, but there can be no assurance that the Fund or Investment Funds will, in fact, hedge currency risk or, that if the Fund or an Investment Fund does, such strategies will be effective. The political, economic, and social structure of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. A government may take over assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise stockholder rights, and pursue legal remedies with respect to foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and to consider with respect to the Fund’s investments in foreign securities. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the United States. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) may involve delays in payment, delivery or recovery of money or investments. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and some countries may lack uniform accounting and auditing standards. Thus, in certain situations, there may be less information publicly available about foreign companies than about most U.S. companies. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices. Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located, and the Fund may not be able to pass through to its Shareholders’ foreign tax credits or deductions with respect to these taxes.

Emerging Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Market Risk. The Fund may invest a portion of its assets in countries with newly organized or less developed securities markets directly or indirectly through its investments in Investment Funds. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s or Investment Fund’s value or prevent the Fund or Investment Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Restricted And Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted and Illiquid Investments Risk. The Fund’s and certain Investment Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund or Investment Fund would be difficult to sell, possibly preventing the Fund or Investment Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund or Investment Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations. Investment Funds with principal investment strategies that involve securities of non-traded REITs, companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. The use of leverage, such as borrowing money to purchase securities, by the Fund or certain Investment Funds will magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage via short selling and short positions in futures contracts will also magnify the Fund’s or Investment Fund’s gains or losses. The use of leverage by the Fund or the Investment Funds can substantially increase the adverse impact of risks to which an investment in the Fund may be subject. Generally, the use of leverage also will cause the Fund or Investment Fund to have higher expenses (especially interest and/or short selling-related dividend expenses) than those of funds that do not use such techniques. Trading securities on margin results in interest charges and, depending on the amount of trading activity, such charges could be substantial. The level of interest rates generally, and the rates at which the Fund and the Investment Funds can borrow in particular, can affect the operating results of the Fund. The low margin deposits normally required in futures and forward trading permit a high degree of leverage; accordingly, a relatively small price movement in a futures contract can result in immediate and substantial losses to the investor. Such a high degree of leverage necessarily entails a high degree of risk. In addition, a lender to the Fund or Investment Fund may terminate or refuse to renew any credit facility. If the Fund or Investment Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund. The Fund’s use of leverage can produce “unrelated business taxable income”, which can pose a meaningful problem for tax-exempt shareholders.

R E I T Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Subsidiary Risk. By investing in the REIT Subsidiary, the Fund is indirectly exposed to risks associated with the REIT Subsidiary’s direct investments in real estate. Because the REIT Subsidiary is not registered under the 1940 Act, the Fund, as an investor in the REIT Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States, under which the Fund and the REIT Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or the REIT Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. There can be no assurance that the REIT Subsidiary’s qualification as a REIT for federal income tax purposes can be continued. If the REIT Subsidiary fails to so qualify, it will be subject to tax on its taxable income at regular corporate rates.

Corporate Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Subsidiary Risk. By investing through a Corporate Subsidiary, the Fund is indirectly exposed to risks associated with a Corporate Subsidiary’s direct investments in private equity or oil and gas. Because a Corporate Subsidiary is not registered under the 1940 Act, the Fund, as an investor in the Corporate Subsidiary, will not have the protections offered to investors in registered investment companies. Changes in the laws of the United States or other jurisdiction, such as Delaware, under which the Fund and a Corporate Subsidiary are organized, including the regulations under the Code, could result in the inability of the Fund and/or the Corporate Subsidiary to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. As the Fund intends to qualify as a RIC, dividends received by the Fund from a Corporate Subsidiary and distributed to its shareholders will not be subject to U.S. federal income taxes at the Fund level, however, the Corporate Subsidiary will generally be subject to federal and state income taxes on its income, including any income the Corporate Subsidiary may recognize on the sale of an interest in private equity or private oil and gas funds that it holds. As a result, the net return to the Fund on such investments that are held by the Corporate Subsidiary will be reduced to the extent that the subsidiary is subject to income taxes. Additionally, in calculating its daily NAV in accordance with generally accepted accounting principles, the Fund will account for the deferred tax liability and/or asset balances of the Corporate Subsidiary. Any Corporate Subsidiary used by the Fund will accrue a deferred income tax liability balance, at the current maximum statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by it on equity securities considered to be return of capital. Upon a Corporate Subsidiary’s sale of a portfolio security, such Corporate Subsidiary will be liable for previously deferred taxes. Any deferred tax liability balance of a Corporate Subsidiary will reduce the Fund’s net asset value.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The NAV of the Fund changes daily based on the performance of the securities, derivatives and other instruments in which it invests. The Adviser’s and Investment Funds’ managers’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (directly or indirectly) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of Investment Funds may also prove incorrect and may not produce the desired results.

Investment Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Funds Risk. The Fund may obtain investment exposure to various asset classes by investing in other investment companies, including registered investment companies, such as ETFs, mutual funds and closed-end funds, as well as hedge funds, private equity funds or other Private Investment Funds that are not registered under the 1940 Act. Additional risks of investing in Investment Funds, where noted, are described below:

Strategies Risk. Each Investment Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities among others. Also, the Fund’s performance depends in part upon the performance of the Investment Fund managers and selected strategies, the adherence by such Investment Fund managers to such selected strategies, the instruments used by such Investment Fund managers and the Adviser’s ability to select Investment Funds and strategies and effectively allocate Fund assets among them.

Multiple Levels of Fees and Expenses. By investing in Investment Funds indirectly through the Fund, the investor bears asset-based fees at the Fund level, in addition to any asset-based fees and/or performance-based fees and allocations at the Investment Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including organizational and offering expenses, operating costs, sales charges, brokerage transaction expenses, and administrative fees) and, indirectly, similar expenses of the Investment Funds. Thus, an investor in the Fund may be subject to higher fees and operating expenses than if he or she invested in an Investment Fund directly.

Risk Related to Net Asset Value and Market Price. The market value of the ETFs and closed-end fund shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV.

Unregistered Investment Funds Risk. A significant portion of the vehicles in which the Fund may invest will likely not be subject to the 1940 Act. As a result, the Fund’s investments will not be subject to certain protections afforded to investors under the 1940 Act. These protections include, but are not limited to, certain corporate governance standards, as well as statutory protections against self-dealing and leverage limitations.

Additional Private Investment Funds Risk. Due to the Fund’s investments in Private Investment Funds, the Fund is subject to risks associated with legal and regulatory changes applicable to financial institutions generally or hedge funds, such as the Private Investment Funds in particular. The Fund may not be able to invest in certain Private Investment Funds that are oversubscribed or closed, or the Fund may be able to allocate only a limited amount of assets to a Private Investment Fund that has been identified as an attractive investment opportunity. The Fund’s investments in certain Private Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. The Fund may invest indirectly a substantial portion of its assets in Private Investment Funds that follow a particular type of investment strategy, which may expose the Fund to the risks of that strategy. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a Private Investment Fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of.

Private Investment Fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. Private Investment Fund managers may invest the Private Investment Funds’ assets in securities of non-U.S. issuers, including those in emerging markets, and the Fund’s assets may be invested in Private Investment Funds that may be denominated in non-U.S. currencies, thereby exposing the Fund to various risks that may not be applicable to U.S. securities. A Private M Investment Fund manager may focus on a particular industry or sector, (e.g., energy, utilities, financial services, healthcare, consumer products, industrials and technology), which may subject the Private Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. A Private Investment Fund manager may focus on a particular country or geographic region, which may subject the Private Investment Fund, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. Private Investment Fund managers may use derivatives for speculative or hedging purposes. Private Investment Fund managers may have limited operating histories upon which to evaluate their performance, and some Private Investment Fund managers may not be registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Private Investment Funds may incur leverage for investment or other purposes, which may increase the volatility of the Private Investment Funds. Private Investment Fund managers may sell short securities held by Private Investment Funds, which presents the theoretical risk of unlimited loss because of increases in the market price of the security sold short, and the risk that Private Investment Funds’ short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. Private Investment Fund managers may change their investment strategies at any time. Private Investment Fund managers may invest the Private Investment Funds’ assets without limitation in restricted and illiquid securities. Private Investment Fund managers may invest the Private Investment Funds’ assets in equity securities without limitation as to market capitalization, such as those issued by smaller capitalization companies, including micro-cap companies, the prices of which may be subject to erratic market movements. Private Investment Fund managers may charge Private Investment Fund investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 20% of a Private Investment Fund’s net profits (or more in certain limited circumstances), which may create incentives for Private Investment Fund managers to make investments that are riskier or more speculative than in the absence of these fees.

Additional Risk. The strategy of investing in Investment Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of investment company shares by the Fund may prevent the Fund from allocating investments in the manner the Adviser considers optimal. Generally, the Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any investment company, such as closed-end funds, mutual funds or ETFs, unless it is able to make purchases in reliance upon an Investment Fund’s exemptive order that permits investments in excess of the limits stated above.

Businessand Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business and Regulatory Risks. Legal, tax and regulatory changes (including laws relating to taxation of the Fund’s investments, trade barriers and currency exchange controls), as well as general economic and market conditions (such as interest rates, availability of credit, credit defaults, inflation rates and general economic uncertainty) and national and international political circumstances (including wars, terrorist acts or security operations), may adversely affect the Fund.

Repurchase Offersand Limited Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers and Limited Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and, as such, has adopted a fundamental policy to make annual repurchase offers, at per-class NAV, of not less than 5% and no more than 25% of the Fund’s outstanding Shares on the repurchase request deadline. Pursuant to this policy, the Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% and no more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. Investors should understand there is likely to be little or no willingness on the Board’s part to move to the 25% level in connection with any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased. The NAV of the Fund’s Shares tendered in a repurchase offer may decline between the repurchase request deadline and the date on which the NAV for tendered Shares is determined. In addition to this minimum repurchase offer, the Fund may, in the sole discretion of the Fund’s Board, make additional written tender offers of its outstanding Shares pursuant to Rule 13e-4 of the Exchange Act, at such times and in such amounts as the Board may determine, with such repurchases typically to occur at the end of March, June, and December of each year. In addition, the repurchase of Shares by the Fund will be a taxable event to Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, please see “U.S. Federal Income Tax Matters.”

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made annually by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

The Fund’s repurchase policy will have the effect of decreasing the size of the Fund over time from what it otherwise would have been. Such a decrease may therefore force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to it and cause its expense ratio to increase.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. However, although the amount payable to the Shareholder will be based on the value of the Fund’s assets as of the repurchase date, the amount of Shares that are tendered by Shareholders generally will not be determined until as many as fourteen (14) days after the repurchase offer terminates. Thus, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares.

Natureofthe Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of the Fund. The Fund may make investments in Private Investment Funds, the managers of which may have relatively short track records and that may rely on a limited number of key personnel. Such Private Investment Funds invest may in turn invest in portfolio companies that have no, or relatively short, operating histories, which may have to compete with other companies with greater resources, which are also dependent upon a few key individuals for the successful development and manufacture of products, management, marketing or other critical functions, which may be engaged in a rapidly changing business with products subject to substantial risk of obsolescence or which may require substantial additional capital to support. The Fund will not necessarily have the opportunity to evaluate the economic, financial and other information that will be used by the managers of the Private Investment Funds in their selection, structuring, monitoring, and disposition of assets.

Multiple Levelsof Expense [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Expense. Shareholders will pay the fees and expenses of the Fund and accordingly will indirectly bear the fees, expenses and carried interest (if any) of the Private Investment Funds in which the Fund invests. This will result in greater expense to the Shareholders than if such fees, expenses and, as applicable, carried interest were not charged by the Fund and the Private Investment Funds.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History. The Fund has a limited operating history upon which potential investors can evaluate its likely performance. The prior investment performance of the Adviser or of private equity investment funds managed by the managers of the Private Investment Funds, are not guarantees or predictions of the results that the Funds will achieve. In addition, the Fund may not be able to raise a sufficient level of assets to support its operations, in which case the Adviser may determine to discontinue operating the Fund and liquidate the Fund’s assets.

Limitationson Transfer [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Transfer. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. While it is anticipated that Shareholders will be able to attempt to buy and sell Shares through the Nasdaq Fund Secondaries auction process discussed in this Prospectus, there can be no guarantees that the Fund will utilize the Nasdaq Fund Secondaries auction process. Therefore, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Auction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Auction Risk. There can be no guarantee that the Nasdaq Fund Secondaries auction process will function as intended or that there will be sufficient investor demand to support regular monthly auctions, or that the Fund will utilize the Nasdaq Fund Secondaries auction process. Even if the Nasdaq Fund Secondaries auction process is operationally functional, Shareholders may be unable to sell their Shares at the price they desire or at any price at all. It is likely that Shares sold at auction will receive a price that is less than the Fund’s most recently calculated NAV, and depending on buy side interest in a particular auction, the price could be substantially below NAV.

Availabilityof Suitable Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Suitable Investments. Although the Adviser believes that it should be able to find, and negotiate satisfactory terms for, suitable investments in sufficient quantity for the Fund, changes in various factors (including, among other factors, the interest rate environment, inflation, general economic conditions, securities market conditions, competition from other investors, tax burdens, foreign exchange rates and foreign political upheaval or instability) may adversely affect the availability of attractive investment opportunities for the Fund. Accordingly, there can be no assurances that the Fund will be able to invest fully or that suitable investment opportunities will be available.

Economic Environment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic Environment. If market conditions deteriorate, the level of attractive investment opportunities for the Fund and the Investment Funds may decline from the Adviser’s current expectations. It is possible that the Fund and the Investment Funds may take a longer than anticipated time to invest capital, and as a result, for some period of time, the Fund may be relatively concentrated in a limited number of investments. Further, the Fund and the Investment Funds may experience increased difficulty exiting an existing investment if a need for liquidity arises. Certain investments may be liquidated at a lower price than the Adviser believes reflects the asset’s fair value.

Diverse Shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Diverse Shareholders. The Shareholders in the Fund may include persons or entities located in various jurisdictions that may have conflicting investment, tax and other interests with respect to their investments in the Fund. As a result, conflicts of interest may arise in connection with decisions made by the Adviser that may be more beneficial for one type of Shareholder than for another type of Shareholder.

General Economicand Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Risk. Through its Portfolio Investments, the Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies. A recession or an adverse development in the U.S. and/or foreign securities markets might have an adverse impact on some or all of the investments of the Fund.

Illiquidityof Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Investments. An investor’s participation in the Fund requires a long-term commitment, with no certainty of return. The Adviser does not expect the Fund to receive substantial amounts of income or to realize substantial gains over the near term. The Fund’s investments in Private Investment Funds, and most of the portfolio investments of such Private Investment Funds will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale. The Fund reserves the right to make distributions to Shareholders in kind. Shareholders may not be able to dispose of assets distributed in kind, and likely will incur costs and expenses if they are able to dispose of such assets.

Certain investments may be illiquid because, for example, they are subject to legal or other restrictions on transfer or there is no liquid market for such investments. Valuation of such investment may be difficult or uncertain because there may be limited information available about the issuers of such investments. The market prices, if any, for such investments tend to be volatile and may not be readily ascertainable and the Fund or a Private Investment Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of investments eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund or Private Investment Funds may not be able to readily dispose of such illiquid investments and, in some cases, may be contractually prohibited from disposing of such investments for a specified period of time. As a result, the Fund or Private Investment Funds may be required to hold such investments despite adverse price movements. Even those markets which the Adviser or a general partner or manager of a Private Investment Fund expects to be liquid can experience periods, possibly extended periods, of illiquidity. Occasions have arisen in the past where previously liquid investments have rapidly become illiquid.

Difficultyof Valuingthe Funds Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty of Valuing the Fund’s Investments. Generally, there will be no readily available market for the Fund’s investments and, hence, the valuation of the Fund’s investments is difficult and not without uncertainty and may not necessarily reflect the valuation of any such investment’s underlying assets. Valuations of the Fund’s investments will be determined by the Adviser in its sole discretion and will be final and conclusive to all of the Shareholders. The Adviser may face a conflict of interest in valuing investments that lack a readily accessible market value as the value of the assets held by the Fund will affect the compensation of the Adviser.

Inabilityto Meet Investment Objectiveor Investment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Meet Investment Objective or Investment Strategy. The success of the Fund depends upon the ability of the Manager to identify, select, develop and invest in Portfolio Investments that the Adviser believes offer the potential of superior relative returns. Similarly, the success of each of the Private Investment Funds depends on the availability of appropriate investment opportunities and the ability of the general partners of such Private Investment Funds to identify, select, develop and invest in appropriate investments. The availability of such opportunities will depend, in part, upon general market conditions. Factors beyond the Adviser’s control also may limit the availability of certain investments. For example, certain venture capital funds have announced they will not allow funds of funds to invest in their latest funds. It is possible that other private equity funds will be similarly reluctant to accept commitments from funds of funds due to concerns related to access to, and confidentiality of, information. Although the Adviser believes that significant investment opportunities currently exist, there can be no assurance that they will continue to exist or that the Adviser or the manager of any Private Investment Fund will be able to identify, select, develop and invest in a sufficient number of opportunities to permit the Fund to invest all of their capital commitments or to diversify their portfolio investments to the extent described herein. In addition, as the number of funds managed by the Adviser increases, the portion of an investment opportunity allocated to any one fund (including the Fund) may decrease.

Performanceof Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Performance of Investments. The performance of each Private Investment Fund will be affected by the performance of each of such Private Investment Fund’s underlying investments. Many factors will contribute to the performance of each such investment including: default rates and levels and timing of recoveries on investments; the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments; and the reinvestment rates obtained in connection with the purchase of such investments or in connection with the reinvestment of proceeds in temporary cash equivalent investments, among other factors.

In addition, the performance of Private Investment Funds are difficult to measure and therefore such measurements may not be as reliable as performance information for other investment products because, among other things: (i) there is often no market for underlying investments, (ii) Private Investment Funds take years to achieve a realization event and are difficult to value before realization, (iii) Private Investment Funds are made over time as capital is drawn down from investments, (iv) the performance record of their investments are not established until the final distributions are made, which may be 10-12 years or longer after the initial closing and (v) industry performance information for Private Investment Funds’ investments may be skewed upwards due to survivor bias and lack of reporting by underperforming managers.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk. The Private Investment Funds in which the Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the Private Investment Funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Controlof Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control of Portfolio Companies. A Private Investment Fund (alone, or together with other investors) may be deemed to have a control position with respect to some portfolio companies in which it invests that could expose it to liabilities not normally associated with minority equity investments, such as additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability generally characteristic of business operations may be ignored.

Relianceon Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Management. Unless otherwise provided by the 1940 Act, investors will have no right or power to participate in the management of the Fund or remove or replace the Adviser. All decisions with respect to the management of the Fund will be made by the Adviser who, among other things, will select the investments of the Fund. The managers and general partners of the Investment Funds selected by the Adviser will in turn make all decisions with respect to the assets invested in such Investment Funds. The Adviser will have no direct management authority with respect to either the Investment Funds or their portfolio companies and will be relying largely on the management skills of the advisors and managers of the Investment Funds and their portfolio companies. The success of the Fund will be dependent upon, among other things, the financial judgment and abilities of the Adviser and the managers and general partners of the Investment Funds and their affiliates. Of course, past performance of the Adviser and the managers or general partners of the Investment Funds is not a guarantee of future results.

Possibilityof Fraudand Other Misconduct [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possibility of Fraud and Other Misconduct. When the Fund invests in the Private Investment Funds, the Fund does not have custody of the assets or control of its investment by the Private Investment Funds. The Private Investment Funds could divert or abscond with the Fund’s assets, fail to follow agreed upon investment strategies, provide false reports of operations, or engage in other misconduct, resulting in losses to the Fund and consequently the Fund. Such misconduct is very difficult or impossible to detect and may not come to light until substantial losses have been incurred.

Distressed Special Situationsand Venture Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed, Special Situations and Venture Investments. Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition. New ventures may require considerable additional capital to develop technologies and markets, acquire customers and achieve or maintain a competitive position. This capital may not be available at all, or on acceptable terms. Further, the technologies and markets of such companies may not develop as anticipated, even after substantial expenditures of capital. Such companies may face intense competition from established companies with much greater financial and technical resources, more extensive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel.

Market Disruption Riskand Terrorism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption Risk and Terrorism Risk. The military operations of the United States and its allies, the instability in various parts of the world and the prevalence of terrorist attacks throughout the world could have significant adverse effects on the global economy. In addition, certain illnesses spread rapidly and have the potential to significantly affect the global economy. Terrorist attacks, in particular, may exacerbate some of the foregoing risk factors. A terrorist attack involving, or in the vicinity of, a portfolio company in which the Fund or an Investment Fund invests may result in a liability far in excess of available insurance coverage. The Adviser cannot predict the likelihood of these types of events occurring in the future nor how such events may affect the investments of the Fund.

Investmentand Repatriation Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Repatriation Restrictions. Foreign investment in securities of companies in certain of the countries in which the Fund may invest is restricted or controlled to varying degrees. Certain countries have laws and regulations that currently limit or preclude direct foreign investment in the securities of their companies. The risks relating to investments in non-U.S. securities may be heightened, for example, with respect to the possibility of nationalization or expropriation and limits on trade and foreign direct investment. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. Even where permitted, direct investments in certain companies may require significant government approvals under corporate, securities, foreign investment and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in countries in other regions. These restrictions or controls may at times limit or preclude foreign investment above certain ownership levels or in certain sectors of the country’s economy and increase the costs and expenses of the Fund. While regulation of foreign investment has liberalized in recent years in some countries, there can be no assurance that more restrictive regulations will not be adopted in the future. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales by foreign investors and foreign currency. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital interests and dividends paid on securities held by the Fund, and income on such securities or gains from the disposition of such securities may be subject to withholding taxes imposed by certain countries or other jurisdictions. These measures could adversely affect the returns associated with certain investments of the Fund.

Competition [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition. The business of investing in private markets opportunities, such as leveraged acquisitions, reorganizations, and private equity situations is highly competitive, and successfully sourcing investments can be problematic given the high level of investor demand some investment opportunities receive. In addition, the current private equity environment has become even more competitive as hedge funds have begun to compete for investment opportunities that have traditionally been targeted by private equity funds. Moreover, the identification of attractive investment opportunities is difficult and involves a high degree of uncertainty. There are no assurances that the Fund will be able to invest fully its assets or that suitable investment opportunities will be available.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The failure in cybersecurity systems, as well as the occurrence of events unanticipated in disaster recovery systems and management continuity planning could impair the ability of the Fund to conduct business effectively. The occurrence of a disaster such as a cyberattack, a natural catastrophe, an industrial accident, events unanticipated in the Adviser’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the ability of the Fund to conduct business and on its results of operations and financial condition, particularly if those events affect computer-based data processing, transmission, storage, and retrieval systems or destroy data. Such events could also have an adverse effect on the Investment Funds or their respective managers.

The Fund will depend heavily upon computer systems to perform necessary business functions. Despite implementation of a variety of security measures, computer systems could be subject to cyberattacks and unauthorized access, such as physical and electronic break-ins or unauthorized tampering. Like other companies, the Adviser or the managers of the Investment Funds may experience threats to their data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, their computer systems and networks, or otherwise cause interruptions or malfunctions in their operations or the operations of the Fund or the Investment Funds, which could result in reputational damage, financial losses, litigation, increased costs, and/or regulatory penalties.

Third parties with which the Fund will do business may also be sources of cybersecurity or other technological risks. Certain functions are outsourced and these relationships allow for the storage and processing of the Fund’s or Adviser’s information, as well as customer, counterparty, employee and borrower information. While the Adviser engages in actions to reduce exposure resulting from outsourcing, ongoing threats may result in unauthorized access, loss, exposure or destruction of data, or other cybersecurity incidents, with increased costs and other consequences, including those described above.

Lackof Regulatory Oversight [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Regulatory Oversight. The Private Investments Funds will not be registered as investment companies under the 1940 Act. The 1940 Act provides certain protections to investors and imposes certain restrictions on registered investment companies, none of which will be applicable to the Fund’s investments in Private Investment Funds.

Legal Taxand Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Fund’s investments may adversely affect such investments. For example, from time to time the market for private equity transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for such transactions, in part in response to regulatory pressure on providers of financing to reduce or eliminate their exposure to such transactions. Certain Investment Funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent Investment Funds or the Fund from making certain investments that they otherwise would make. Other regulations may require the Investment Funds or the Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment. For example, the Fund may be subject to the regulations of the U.S. Federal Communications Commission (“FCC”) if it invests in an entity that has a direct or indirect interest in, owns or controls a “media company” (as defined by FCC regulations), such as a television or radio station, cable system or daily newspaper. These restrictions may, among other things, prohibit certain communications between an investor (or such investor’s officers, directors, partners or other officials) and the Adviser pertaining to the operations of the media company and may limit an investor from serving as an agent or employee of the Fund.

The Adviser has, or is part of a larger firm that has, multiple business lines active in several jurisdictions that are governed by a multitude of legal systems and regulatory regimes, some of which are new and evolving. The Fund, the Adviser, and their affiliates are subject to a number of unusual risks, including changing laws and regulations, developing interpretations of such laws and regulations, and increased scrutiny by regulators and law enforcement authorities. Some of this evolution may be directed at the private fund industry in general or certain segments of the industry, and may result in scrutiny or claims against the Fund, the Adviser, or their affiliates directly for actions taken or not taken by the Fund or the Adviser. These risks and their potential consequences are often difficult or impossible to predict, avoid or mitigate in advance, and might make some Portfolio Investments unavailable to the Fund. The effect on the Fund, the Adviser, or any affiliate of any such legal risk, litigation or regulatory action could be substantial and adverse.

Market disruptions and the dramatic increase in the capital allocated to alternative investment strategies during recent years have led to increased governmental as well as self-regulatory scrutiny of the alternative investment fund industry in general. Certain legislation proposing greater regulation of the industry periodically is considered by Congress, as well as the governing bodies of non-U.S. jurisdictions. It is impossible to predict what, if any, changes in the regulations applicable to the Fund or the Investment Funds may be instituted in the future. Any such regulation could have a material adverse impact on the profit potential of the Fund or the Investment Funds.

Enhanced Scrutinyand Potential Regulationofthe Private Investment Partnership Industryandthe Financial Services Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Enhanced Scrutiny and Potential Regulation of the Private Investment Partnership Industry and the Financial Services Industry. The Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations, is based on laws and regulations that are subject to change through legislative, judicial, and/or administrative action. Future legislative, judicial, and/or administrative action could adversely affect the Fund’s ability to achieve its investment objectives, as well as the ability of the Fund to conduct its operations.

On July 21, 2010, President Obama signed into law the Dodd-Frank Act. The Dodd-Frank Act provided for a number of changes to the regulatory regime governing investment advisers and private investment funds, including the Adviser and the Fund. Among other effects, the Dodd-Frank Act imposed increased recordkeeping and reporting obligations on the Adviser and on the managers of the Private Investment Funds. Records and reports relating to the Fund that must be maintained by the Adviser and are subject to inspection by the SEC include (i) assets under management and use of leverage (including off-balance-sheet leverage), (ii) counterparty credit risk exposure, (iii) trading and investment positions, (iv) valuation policies and practices of the Fund, (v) type of assets held, (vi) side arrangements or side letters; (vii) trading practices; and (viii) certain other information. While the Dodd-Frank Act subjects such records and reports to certain confidentiality provisions and provides an exemption from the U.S. Freedom of Information Act (“FOIA”), no assurance can be given that the mandated disclosure of records or reports to the SEC or other governmental entities will not have a significant negative impact on the Fund or the Adviser. It is possible that the increased regulatory burden, along with the corresponding increase in compliance costs, may cause some sponsors of Private Investment Funds to exit the private fund industry, thereby decreasing the pool of eligible funds for investments.

The Adviser is required to comply with a variety of periodic reporting and compliance-related obligations under applicable laws (including, without limitation, the obligation of the Adviser and its affiliates to make regulatory filings with respect to the Fund and their activities under the Advisers Act (including, without limitation, Form PF and reports or notices in connection with the Alternative Investment Fund Managers Directive and/or U.S. Commodity Futures Tradition Commission-related matters)). In light of the heightened regulatory environment in which the Fund, the Adviser operates and the ever-increasing regulations applicable to private investment funds and their investment advisors, it has become increasingly expensive and time-consuming for the Fund, the Adviser, and their affiliates to comply with such regulatory reporting and compliance-related obligations. Furthermore, various federal, state, and local agencies have been examining the role of placement agents, finders, and other similar service providers in the context of investment by public pension plans and other similar entities, including investigations and requests for information. The Adviser may be required to provide certain information regarding investors in the Fund to regulatory agencies and bodies in order to comply with applicable laws and regulations. There can be no assurance that any of the foregoing will not have an adverse impact on the Adviser or otherwise impede the Fund’s ability to effectively achieve its investment objectives.

Investment Bankingand Other Fees [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Banking and Other Fees. The manager of an Investment Fund may receive the economic benefit of certain fees from its portfolio companies for investment banking services and in connection with unconsummated transactions (e.g., topping, break-up, monitoring, directors’, organizational and set-up fees, and financial advisory fees).

Material Non Public Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Material, Non-Public Information. Managers of the Investment Funds may acquire confidential or material non-public information or be restricted from initiating transactions in certain securities. An Investment Fund would not be free to act upon any such information. Due to these restrictions, an Investment Fund may not be able to initiate a transaction that it otherwise might have initiated and may not be able to sell a portfolio investment that it might otherwise have sold.

Constraintsof Confidentiality Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Constraints of Confidentiality Agreements. In the course of its investment process, the Fund and/or the Adviser may be required to enter into confidentiality agreements with current or potential Private Investment Funds, sellers of Secondary Fund Investments, portfolio companies and other counterparties that would prohibit the Fund and/or its affiliates from publicly disclosing sensitive information relating to certain investment opportunities. These arrangements could result in liabilities for the Fund, in particular if a Shareholder that is required or compelled to publicly release information regarding its investments, such as pursuant to FOIA or other similar state or local disclosure laws applicable to such Shareholder, publicly discloses such information in response to an information request or otherwise. The Fund may choose, but is not required, to decline such investment opportunities in order to avoid the risk of exposing the Fund to such liability. As a result, the Fund’s investment flexibility may be constrained by these concerns, which may affect the Adviser’s ability to broaden the Fund’s investment portfolios and attain the diversification it would otherwise prefer.

Provisionof Managerial Assistance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Provision of Managerial Assistance. An Investment Fund may obtain rights to participate substantially in and to influence substantially the conduct of the management of its portfolio companies that could expose such Investment Fund or the Fund to claims by a portfolio company, its security holders and its creditors.

Dispositionof Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Disposition of Investments. In connection with the disposition of an investment in a portfolio company, a Private Investment Fund may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of any business. A Private Investment Fund may also be required to indemnify the purchasers of such investment to the extent that any such representation turns out to be inaccurate. These arrangements may result in contingent liabilities, which may ultimately have to be funded by the investors (including the Fund) in such Private Investment Fund.

Failureto Make Capital Contributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Make Capital Contributions. Typically, under its investment documentation or partnership agreement, a Private Investment Fund may seek damages from an investor (such as the Fund) or impose upon the investor substantial penalties, such as the forfeiture of a substantial portion (e.g., 50% or more) of its investment in such Private Investment Fund, if the investor fails to contribute a required installment of its capital commitment. A Private Investment Fund may be unable to make planned investments if any of its investors fails to make required capital contributions, and may itself become subject to damages for breach of contract in respect of a planned investment. Accordingly, failure to make planned investments may adversely affect the value of the Fund’s investment in a Private Investment Fund and accordingly the value of an investment in the Fund.

Failureto Make Capital Contributions One [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Make Capital Contributions. Typically, under its investment documentation or partnership agreement, a Private Investment Fund may seek damages from an investor (such as the Fund) or impose upon the investor substantial penalties, such as the forfeiture of a substantial portion (e.g., 50% or more) of its investment in such Private Investment Fund, if the investor fails to contribute a required installment of its capital commitment. A Private Investment Fund may be unable to make planned investments if any of its investors fails to make required capital contributions, and may itself become subject to damages for breach of contract in respect of a planned investment. Accordingly, failure to make planned investments may adversely affect the value of the Fund’s investment in a Private Investment Fund and accordingly the value of an investment in the Fund.

Indemnification [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification. A Private Investment Fund may indemnify its managers and their affiliates and personnel against claims, liabilities and expenses, including legal fees, incurred by them by reason of their activities on behalf of a Private Investment Fund and its respective portfolio companies. The Fund’s indemnification obligations under such provisions generally will not be in excess of the Fund’s capital commitment to, plus distributions from, such Private Investment Fund.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. The Fund does not currently anticipate being classified as a “publicly offered regulated investment company” under the applicable tax rules, which may require the imputation of certain expenses to the Fund’s shareholders. Certain expenses of a RIC that is not “publicly offered,” including advisory fees, may not be deductible by certain shareholders, generally including individuals and non-corporate entities. Such shareholder’s pro rata portion of the affected expenses will be treated as an additional dividend to the shareholder and may or may not be deductible by such shareholder. Miscellaneous itemized deductions are not deductible by non-corporate taxpayers in taxable years beginning before 2026 and are subject to the 2% “floor” on miscellaneous itemized deductions and other limitations on itemized deductions set forth in the Code thereafter. A RIC is not “publicly offered” unless its shares are (i) continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended), (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year.

The Fund will seek to restrict non-qualifying income to a maximum of 10% of its gross income to comply with the “Gross Income Test” (as described in the section below titled “U.S. Federal Income Tax Matters”) necessary for the Fund to qualify as a RIC under Subchapter M of the Code. To the extent the Fund invests in Portfolio Investments that make investments into portfolio companies that are partnerships or transparent for U.S. federal income tax purposes, the Fund may be allocated non-qualifying income from such portfolio companies. The Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with the Gross Income Test could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Gross Income Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce shareholder’s returns.

The Fund may gain most of its exposure to certain operating portfolio companies and real estate through certain domestic and non-U.S. entities treated as corporations for U.S. federal income tax purposes within the limitations of the federal tax requirements for qualification as a RIC. To the extent the Fund invests through domestic corporate entities (that are not REITs), their taxable income will be subject to federal, and applicable, corporate income tax before being distributed to the Fund as a dividend. To the extent that the Fund invests through non-U.S. corporate entities, such entities may be treated as a “controlled foreign corporation” under the Code. Under Treasury regulations, certain income inclusions under Section 951(a) of the Code to the Fund attributable to its investment in a “controlled foreign corporation” is qualifying income under the RIC Gross Income Tests to the Fund to the extent that the controlled foreign corporation distributes such income or such income is derived with respect to the Fund’s business of investing in stock, securities or currencies.

The Adviser will carefully monitor the Fund’s investments in such corporate entities to ensure that no more than 25% of the Fund’s assets are treated as invested in a single “issuer” or two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses for purposes of the Asset Diversification Test (as described in the section below titled “U.S. Federal Income Tax Matters”). Failure to comply with the Asset Diversification Test for RIC qualification could have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the Asset Diversification Test, but in order to do so the Fund may incur significant fund-level taxes, which would effectively reduce (and could eliminate) shareholder’s returns.

In addition, the Fund’s investment in “controlled foreign corporations” may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement for RIC qualification and for avoiding the excise tax as described in the section below titled “U.S. Federal Income Tax Matters”. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so. Failure to satisfy the Distribution Requirement will result in taxation of the Fund as a regular corporation.

Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel. The performance of the Fund will depend in significant part upon the skill and expertise of the key personnel of the Adviser and may be affected by key individuals joining or leaving the Adviser and its affiliates. The Adviser expects that such individuals will devote as much time as they believe is necessary to assist the Fund in achieving its investment objective; however, none of such individuals will devote substantially all of his or her working time to the affairs of the Fund. The loss of one or more of the Fund’s key personnel could have a material adverse effect on the performance of the Fund. In addition, the performance of the Investment Funds will depend in significant part upon the skill and expertise of the key personnel of the Investment Fund’s managers. The Fund will have little or no control on the amount of time such personnel will devote to the Investment Funds or the ability of such Investment Funds to retain key personnel. The loss of one or more key personnel could have a material adverse effect on the performance of the Investment Funds, and thus of the Fund.

Risks Relatedto Electronic Communication [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Electronic Communication. The Fund may provide to Shareholders statements, reports and other communications relating to the Fund and/or their Shares in electronic form, such as email or via a password protected website (“Electronic Communications”). Electronic Communications may be modified, corrupted, or contain viruses or malicious code, and may not be compatible with a Shareholder’s electronic system. In addition, reliance on Electronic Communications involves the risk of inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent receipt of reports or other information by the Shareholders.

Tax Risks One [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks. Investment in the Fund involves numerous tax risks. Please see “Types of Investment and Related Risks – Tax Risks” for a discussion of some of these risks. The Adviser intends to comply at all times with the applicable provisions of the Code necessary for the Fund to elect and thereafter maintain its tax classification as a regulated investment company (“RIC”) under the Code. However, if for any reason the Fund should lose its classification as a RIC, such loss could produce adverse tax consequences.

Potential Conflictsof Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest. The Adviser and its affiliates engage in various financial, advisory and investment activities. Although these relationships and services should enable the Adviser to offer attractive opportunities to the Fund, such relationships and services may give rise to potential conflicts with the interests of the Fund and the Shareholders. Conflicts of interest described or contemplated herein and such other conflicts of interest that may arise from time to time will be resolved in the sole discretion of the Adviser. There can be no assurance that any actual or potential conflicts of interest will not adversely affect the Fund and the performance of the Fund, including, without limitation, the following:

Client Relationships. The Adviser and its affiliates have long-term relationships and provide investment advisory and other services to many clients. The Adviser may face conflicts of interest between activities or services performed for the Fund, on the one hand, and other clients on the other hand. In addition, the Adviser and its affiliates also have long-term relationships with investors who may invest or may have invested in Private Investment Funds and their underlying portfolio companies. In addition, members of affiliates of the Adviser may also serve on the advisory boards of Private Investment Funds and their affiliated fund, on the boards of entities that serve as the managers or advisers of the Private Investment Funds, or on the boards of operating companies, including Private Investment Funds or their affiliates. These and other similar relationships may raise conflicts between the Fund and other parties and may not be resolved in favor of the Fund.

Other Activities of the Adviser. The Adviser will devote such time as shall be reasonably necessary to conduct the business affairs of the Fund in an appropriate manner, and it is expected that the managers of the Investment Funds and their affiliates will devote such time as shall be reasonably necessary to conduct the business affairs of the Investment Funds in an appropriate manner. However, the Adviser, their employees, such managers and their affiliates may continue to hold economic interests in, and furnish advisory, consulting and/or management services to, other persons or entities and with respect to similar or different investments. In certain circumstances, the ability of the Adviser to affect transactions may be restricted by applicable regulatory requirements and by internal policies designed to comply within such requirements. As a result, there may be periods when, as a result of the Adviser’s or its affiliates’ activities on behalf of other clients, they will not be able to engage in certain types of transactions on behalf of the Fund.

Allocation of Investment Opportunities. In addition, the Adviser has established prior funds and advises separate account clients, and the Adviser and its affiliates intend to establish subsequent funds and advise future separate account clients, that invest or will invest pursuant to the same investment strategy as the Fund. Although the Adviser will use reasonable efforts to assure that investment opportunities appropriate for both the Fund and one or more of its other funds or separate account clients (other than certain of those opportunities that are brought to the Adviser’s attention by or through such separate accounts) are allocated among the accounts of the Adviser (including the Fund and any other funds and separate accounts) on a basis that, over time, is fair and equitable, the Fund (i) will not have any rights to certain investments that are brought to the Adviser’s attention by or through such separate accounts; (ii) will not have exclusive rights to any investment opportunities in relation to the rights of such funds or separate accounts; and (iii) will not be entitled to any specific pro rata investment rights in relation to such funds or separate accounts.

The 1940 Act imposes significant limits on the ability of the Fund to co-invest with other funds and accounts managed by the Adviser. The Adviser and the Fund may apply for an exemptive order from the SEC that would expand the Fund’s ability to co-invest alongside the Adviser and its affiliates in Portfolio Investments. There is no assurance that the Adviser or the Fund will receive such an exemptive order on a timely basis or at all. Until they obtain such exemptive order, or if they are not able to obtain the exemptive order, the Fund will not be permitted to participate in certain investments with the Adviser’s other funds and separate accounts. This may reduce the Fund’s ability to deploy capital and invest its assets. The Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available if the exemptive order were obtained.

However, even if granted, the SEC exemptive order will contain certain conditions that may limit or restrict the Fund’s ability to participate in such Portfolio Investment, including, without limitation, in the event that the available capacity with respect to a Portfolio Investment is less than the aggregate recommended allocations to the Fund. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment.

The Fund will not have exclusive rights to investment opportunities in relation to the rights of such other funds. “Cross transactions” between the Fund and other of the Adviser’s clients may give rise to a conflict of interest between the Fund and those of the other parties to the transaction.

Investment Techniques. The Adviser and its affiliates will utilize various investments and investment techniques in the pursuit of the Fund’s investment strategy. Some such investments or investment techniques may potentially give rise to conflicts of interests in relation to the Adviser’s selection of investments or use of techniques (such as leverage) that have the effect of increasing the Adviser’s compensation.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	11911 Freedom Drive
Entity Address, Address Line Two	Suite 730
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
Contact Personnel Name	Frederick Baerenz

[1]	The Fund pays the Adviser a fee (the “Management Fee”), accrued daily and payable monthly, at the annual rate of 1.49% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes), calculated before giving effect to any repurchase of shares on such date.
[2]	The Fund will not charge Shareholders a transaction fee in connection with the Fund’s repurchases of Shares.
[3]	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Private Investment Funds. Generally, asset-based fees payable in connection with Private Investment Fund investments will range from 0.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically between 0%- 20% of a Private Investment Fund’s net profits annually. The “Acquired Fund Fees and Expenses” disclosed above are based on historic fee information of the Private Investment Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.”
[4]	Other Expenses are restated to reflect current fees. Other Expenses are based on estimated amounts for the current fiscal year and include all direct operating expenses of the Fund. Other Expenses include the Fund’s organization and offering fees and expenses.
[5]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Fund Operating Expenses (defined below) incurred by the Fund from exceeding 2.95% of the Fund’s average daily net assets attributable to Class A Shares and Class I Shares, respectively, until the date that is one-year from September 30, 2024 (the “Initial Term End Date”). “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Fund provided that the following expenses (“excluded expenses”) are excluded from the definition of Fund Operating Expenses: (i) any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), (ii) Nasdaq Fund Secondaries expenses, if the Fund elects to utilize Nasdaq Fund Secondaries in a given year, (iii) any acquired fund fees and expenses, (iv) short sale dividend and interest expenses, and any other interest expenses incurred by the Fund in connection with its investment activities, (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (vi) taxes, (vii) certain insurance costs, (viii) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Fund’s Portfolio Investments and other investments, (ix) non routine expenses or costs incurred by the Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations and (x) other expenditures which are capitalized in accordance with generally accepted accounting principles. In addition, the Adviser may receive from the Fund the difference between the Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will continue in effect from year to year for successive one-year terms after the Initial Term End Date unless terminated by the Board or the Adviser. The agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Fund. If the agreement is terminated by the Adviser, the effective date of such termination will be the last day of the current term.
[6]	The Total Annual Fund Expenses shown in the above table will differ from the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.